Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2001

(2_fidelity_logos) (registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital Appreciation	-1.51%	-13.82%	99.27%	281.12%
S&P 500 ®	-12.07%	-12.97%	106.10%	313.69%
Capital Appreciation Funds Average	-16.56%	-17.05%	78.01%	275.54%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 330 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital Appreciation	-13.82%	14.79%	14.32%
S&P 500	-12.97%	15.56%	15.25%
Capital Appreciation Funds Average	-17.05%	10.68%	13.02%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Capital Appreciation Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $38,112 - a 281.12% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,369 - a 313.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2001, the six month, one year, five year and 10 year cumulative total returns for the multi-cap core funds average were, -10.78%, -10.65%, 88.54% and 293.34%, respectively; and the one year, five year and 10 year average annual total returns were, -10.65%, 13.07% and 14.28%, respectively. The six month, one year, five year and 10 year cumulative total returns for the multi-cap supergroup average were, -10.81%, -7.30%, 84.45% and 286.59%, respectively; and the one year, five year and 10 year average annual total returns were, -7.30%, 12.62% and 14.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Capital Appreciation Fund

Q. How did the fund perform, Harry?

A. For the six months that ended April 30, 2001, the fund returned -1.51%. This compared favorably to the Standard & Poor's 500 Index, which returned -12.07%, and to the capital appreciation funds average, which returned -16.56% according to Lipper Inc. For the 12 months that ended April 30, 2001, the fund returned -13.82%, while the S&P 500 and Lipper average returned -12.97% and -17.05%, respectively.

Q. What strategies helped the fund outperform its benchmark and peers during the six-month period?

A. To use a sports analogy, it was a combination of timely defense and opportunistic offense. Going into the period, my concerns over economic weakness prompted me to take more of a defensive stance. I felt confident that the Federal Reserve Board would cut interest rates - which it eventually did - so I focused more on interest-rate sensitive stocks in areas such as finance, real estate and homebuilders, and focused less on smaller, aggressive growth names. This strategy played out nicely through the end of February, at which point I decided to play some offense. The technology sector had been beaten and bruised, but I felt many stocks had been irrationally oversold. There were some pretty good tech names out there that were meeting their earnings numbers, but were being punished simply because of their technology label. By the end of March, I had brought the fund's technology weighting up to 47% - the highest I've ever had it - and this emphasis helped as tech stocks staged a brief recovery in April. By the end of the period, I had lowered the fund's tech weighting considerably and added more stable-growth stocks to the mix.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you give an example of a defensive stock that helped performance? How about an offensive stock?

A. On the defensive side, Lennar - a leading homebuilder - was the fund's largest position for most of the period. The company had a lot going for it - it was executing its strategy very well, its earnings had been growing at a 30%-40% clip over the past couple years and its valuation was reasonable. On top of that, the stock fared well as interest rates fell and more people were able to afford homes and mortgages. For the period, Lennar was the fund's second-best performer. Our best performer - and one that symbolized my offensive strategy - was semiconductor stock KLA-Tencor. The company suffered from a cyclical downturn, but I felt that its valuation in March reflected the bottom of that downturn.

Q. Was there a particular area within technology that caught your attention?

A. A number of the fund's Internet infrastructure stocks benefited from the continued growth of the Web. VeriSign - which specializes in online domain-name registration and security software - estimated that Internet usage worldwide was up 30%-40% from a year ago. VeriSign performed well for the fund, as did software makers BEA Systems and Micromuse.

Q. Which stocks performed poorly during the period?

A. Several mid-cap technology stocks detracted from performance, including fiber-optic company Ciena, Comverse Technology - which specializes in voicemail services - and business-to-business software firm Ariba. Another disappointment was Millennium Pharmaceuticals, a biotechnology stock that suffered from a sell-off within the industry.

Q. Shareholders may notice two Japanese brokerage stocks among the fund's top-10 largest positions . . .

A. I've actually held both Daiwa Securities and Nomura Securities for a long time, but their strong performance during the period vaulted them to the top of the portfolio. The most positive trend in Japan during the period was the election of a new prime minister. The new leader was the people's choice, and all indications are that he's going to take a different approach to rectifying Japan's economic problems. As a result, investor confidence in Japan snapped back late in the period and trading volumes increased, helping brokerage stocks.

Q. What's your outlook for the next few months?

A. We may see more earnings disappointments in the near term, and I wouldn't be surprised if the Fed decides to cut interest rates again to keep the economy from idling. This potential scenario explains my defensive stance as we head into May. A wild card will be the level of investor patience. If investors can take these earnings disappointments in stride - and see across the gulf to better days - the market may prove rewarding.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing primarily in common stocks

Fund number: 307

Trading symbol: FDCAX

Start date: November 26, 1986

Size: as of April 30, 2001, more than $2.8 billion

Manager: Harry Lange, since 1996; manager, several Fidelity Select Portfolios, 1992-1995; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange covers more ground:

Technology: "When I jumped back into the technology pool, I was attracted to several large-cap market leaders that had led the NASDAQ rally for so long, including Sun Microsystems, Microsoft, Dell and Intel. At one point during the period, some of these old stalwarts were actually selling at lower multiples than consumer staple stocks and drug companies. I also felt that these technology leaders had better long-term growth potential."

Playing defense: "Finance stocks also played a key role for the fund during the early stages of the period. I added to the fund's investments in mortgage lenders Fannie Mae and Freddie Mac, for example, because of their sensitivity to interest rates. As rates fell in January, more people were able to afford mortgages. Fannie Mae, in fact, was the fund's 10th largest position at the end of the period."

Top holdings as of April 30: "Shareholders may notice the likes of Philip Morris, IBM, GE and AT&T among the fund's top positions at the end of the period, and wonder if these qualify as growth investments. The perception may be that these are plodding, old economy-type names, but as the market got back to more normal valuation levels, these stocks were among the better growers out there."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Lennar Corp.	3.7	3.4
Philip Morris Companies, Inc.	3.5	0.0
International Business Machines Corp.	2.6	0.0
General Electric Co.	2.5	1.3
AT&T Corp.	2.3	1.2
Tech Data Corp.	2.2	0.3
Nokia AB sponsored ADR	2.1	0.0
Daiwa Securities Group, Inc.	2.1	2.0
Nomura Securities Co. Ltd.	2.1	2.0
Fannie Mae	1.9	0.5
	25.0
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	25.6
Financials	15.0	18.7
Consumer Discretionary	13.0	14.9
Health Care	7.4	12.7
Industrials	7.1	6.5
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Stocks 93.3%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	11.6%	** Foreign investments	12.5%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Hotels Restaurants & Leisure - 1.7%
Big Buck Brew & Steakhouse, Inc. (a)(e)	522,500	$ 444
Crestline Capital Corp. (a)	125,950	3,401
Harrah's Entertainment, Inc. (a)	200,000	6,900
MGM Mirage, Inc. (a)	500,000	15,035
Starbucks Corp. (a)	1,200,000	23,220
		49,000
Household Durables - 5.4%
Beazer Homes USA, Inc. (a)	200,000	11,680
D.R. Horton, Inc.	341,980	8,283
George Wimpey PLC	1,000,000	2,833
Lennar Corp.	2,458,118	107,587
Maytag Corp.	278,500	9,678
Sony Corp. sponsored ADR	200,000	15,330
		155,391
Internet & Catalog Retail - 0.1%
Senshukai Co. Ltd.	582,000	2,673
Leisure Equipment & Products - 1.5%
Callaway Golf Co.	1,825,000	44,275
Media - 3.9%
AOL Time Warner, Inc. (a)	17,426	880
Capital Radio PLC	211,900	2,637
Comcast Corp. Class A (special) (a)	58,600	2,573
Gemstar-TV Guide International, Inc. (a)	200,000	8,304
Omnicom Group, Inc.	160,000	14,056
Playboy Enterprises, Inc.:
Class A (a)	25,000	233
Class B (non-vtg.) (a)	2,257,300	27,088
Radio One, Inc.:
Class A	401,600	7,546
Class D (non-vtg.) (a)	803,200	13,895
SBS Broadcasting SA (a)	41,000	953
TMP Worldwide, Inc. (a)	250,000	12,060
Univision Communications, Inc. Class A (a)	500,000	21,855
		112,080
Multiline Retail - 0.1%
Wal-Mart de Mexico SA de CV Series V	1,100,000	2,619
Specialty Retail - 0.3%
Barbeques Galore Ltd. sponsored ADR (a)(e)	235,000	646
Casual Male Corp.	149,900	328
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gadzooks, Inc. (a)	300,000	$ 6,075
Handleman Co. (a)	100,000	1,129
Oshmans Sporting Goods, Inc. (a)	100,000	1,270
		9,448
TOTAL CONSUMER DISCRETIONARY		375,486
CONSUMER STAPLES - 5.8%
Beverages - 1.1%
PepsiCo, Inc.	500,000	21,905
Robert Mondavi Corp. Class A (a)	200,000	8,630
		30,535
Household Products - 0.6%
Kimberly-Clark Corp.	300,000	17,820
Personal Products - 0.6%
Avon Products, Inc.	429,980	18,197
Tobacco - 3.5%
Philip Morris Companies, Inc.	2,000,000	100,220
TOTAL CONSUMER STAPLES		166,772
ENERGY - 4.8%
Energy Equipment & Services - 4.1%
ENSCO International, Inc.	1,066,970	41,505
Nabors Industries, Inc. (a)	64,575	3,850
Noble Drilling Corp. (a)	1,000,000	48,500
Tidewater, Inc.	400,000	18,748
Transocean Sedco Forex, Inc.	102,696	5,574
		118,177
Oil & Gas - 0.7%
Burlington Resources, Inc.	300,000	14,163
Cabot Oil & Gas Corp. Class A	279,000	8,069
		22,232
TOTAL ENERGY		140,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 15.0%
Banks - 0.2%
Fuji International Finance Trust sponsored ADR (c)	29	$ 595
National Bank of Canada	384,100	6,611
		7,206
Diversified Financials - 9.5%
Daiwa Securities Group, Inc.	5,327,000	61,163
Fannie Mae	700,000	56,182
Freddie Mac	700,000	46,060
Goldman Sachs Group, Inc.	100,000	9,110
Household International, Inc.	32,700	2,093
JAFCO Co. Ltd.	204,200	24,417
Merrill Lynch & Co., Inc.	104,000	6,417
Nikko Securities Co. Ltd.	1,000,000	8,611
Nomura Securities Co. Ltd.	2,815,000	60,256
		274,309
Insurance - 0.2%
Allmerica Financial Corp.	77,600	3,919
Sun Life Financial Services Canada, Inc.	100,000	1,952
		5,871
Real Estate - 5.1%
Alexandria Real Estate Equities, Inc.	390,300	14,488
Apartment Investment & Management Co. Class A	620,100	27,644
AvalonBay Communities, Inc.	229,496	10,419
Duke-Weeks Realty Corp.	284,552	6,556
Equity Office Properties Trust	1,555,000	44,395
Equity Residential Properties Trust (SBI)	391,200	20,534
Glenborough Realty Trust, Inc.	133,000	2,314
Home Properties of New York, Inc.	255,034	7,230
LNR Property Corp.	90,268	2,573
Mitsubishi Estate Co. Ltd. (a)	200,000	2,049
Public Storage, Inc.	385,300	10,492
		148,694
TOTAL FINANCIALS		436,080
HEALTH CARE - 7.4%
Biotechnology - 1.6%
Human Genome Sciences, Inc. (a)	211,800	13,604
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	900,000	$ 33,012
Sepracor, Inc. (a)	5,000	132
		46,748
Health Care Providers & Services - 2.4%
AmeriSource Health Corp. Class A (a)	200,000	10,800
Andrx Group (a)	100,000	5,900
Caremark Rx, Inc. (a)	66,300	1,051
Health Management Associates, Inc. Class A (a)	500,000	8,960
Tenet Healthcare Corp. (a)	600,000	26,784
Wellpoint Health Networks, Inc. (a)	150,000	14,738
		68,233
Pharmaceuticals - 3.4%
Barr Laboratories, Inc. (a)	100,000	5,795
Bristol-Myers Squibb Co.	700,000	39,200
Eli Lilly & Co.	500,000	42,500
Pfizer, Inc.	251,700	10,899
		98,394
TOTAL HEALTH CARE		213,375
INDUSTRIALS - 7.1%
Airlines - 0.1%
Deutsche Lufthansa AG:
(Reg.) (c)	100,000	1,916
(Reg.)	100,000	1,916
		3,832
Commercial Services & Supplies - 2.0%
Concord EFS, Inc. (a)	150,000	6,983
HON Industries, Inc.	108,700	2,713
Pegasus Solutions, Inc. (a)(e)	1,770,750	17,530
Republic Services, Inc. (a)	1,200,000	21,600
Sabre Holdings Corp. Class A (a)	200,000	9,972
		58,798
Construction & Engineering - 0.5%
Daito Trust Construction Co.	884,900	15,240
Electrical Equipment - 0.5%
Energy Conversion Devices, Inc. warrants 7/31/01 (a)	276,000	2,109
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Furukawa Electric Co. Ltd.	475,000	$ 5,746
SPX Corp. (a)	50,000	5,631
		13,486
Industrial Conglomerates - 2.5%
General Electric Co.	1,500,000	72,795
Machinery - 0.7%
Eaton Corp.	50,000	3,681
THK Co. Ltd.	650,200	15,811
		19,492
Marine - 0.3%
Teekay Shipping Corp.	180,000	9,133
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	300,000	8,820
Union Pacific Corp.	100,000	5,689
		14,509
TOTAL INDUSTRIALS		207,285
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 6.6%
Avaya, Inc. (a)(d)	322	4
Cable Design Technologies Corp. (a)	750,000	11,145
CIENA Corp. (a)	656,400	36,141
Cisco Systems, Inc. (a)	1,800,000	30,564
Comverse Technology, Inc. (a)	230,100	15,762
Datacraft Asia Ltd.	300,000	1,530
Filtronic PLC	50,000	215
Lucent Technologies, Inc.	34,789	348
Lucent Technologies, Inc. (d)	3,865	29
Nokia AB sponsored ADR	1,800,000	61,542
Scientific-Atlanta, Inc.	600,000	34,638
		191,918
Computers & Peripherals - 5.4%
Compaq Computer Corp.	300,000	5,250
Dell Computer Corp. (a)	2,000,000	52,480
EMC Corp.	273,300	10,823
International Business Machines Corp.	650,000	74,841
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Maxtor Corp. (a)	76,000	$ 606
Sun Microsystems, Inc. (a)	800,000	13,696
		157,696
Electronic Equipment & Instruments - 3.4%
Avnet, Inc.	917,900	23,416
KEMET Corp. (a)	213,510	4,381
Nichicon Corp.	500,000	6,881
Tech Data Corp. (a)	1,800,000	62,748
Varian, Inc. (a)	11,900	385
		97,811
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	649,000	5,932
Cybear Group (a)	14,890	4
Homestore.com, Inc. (a)	300,000	9,585
JSAT Corp.	60	400
SilverStream Software, Inc. (a)	185,000	1,785
Sportsline.com, Inc. (a)	44,800	176
Travelocity.com, Inc. (a)	139,700	4,184
VeriSign, Inc. (a)	660,000	33,845
webMethods, Inc. (a)	21,600	504
		56,415
IT Consulting & Services - 1.1%
Electronic Data Systems Corp.	469,100	30,257
Semiconductor Equipment & Products - 7.3%
Analog Devices, Inc. (a)	100,000	4,731
Flextronics International Ltd. (a)	200,000	5,378
Integrated Device Technology, Inc. (a)	50,000	1,959
Intel Corp.	1,540,000	47,601
KLA-Tencor Corp. (a)	706,600	38,835
Micron Technology, Inc. (a)	785,800	35,660
National Semiconductor Corp. (a)	100,000	2,880
QLogic Corp. (a)	200,000	8,578
Semtech Corp. (a)	1,160,000	33,373
Teradyne, Inc. (a)	100,000	3,950
Texas Instruments, Inc.	765,600	29,629
		212,574
Software - 5.2%
Adobe Systems, Inc.	200,000	8,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BEA Systems, Inc. (a)	1,000,000	$ 40,850
Computer Associates International, Inc.	800,000	25,752
Micromuse, Inc. (a)	550,000	27,225
Microsoft Corp. (a)	720,400	48,807
Nuance Communications, Inc.	1,800	23
		151,641
TOTAL INFORMATION TECHNOLOGY		898,312
MATERIALS - 5.0%
Chemicals - 1.3%
Praxair, Inc.	800,000	37,864
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	600,000	27,582
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	150,000	2,198
Temple-Inland, Inc.	80,000	4,080
		6,278
Metals & Mining - 2.2%
Alcoa, Inc.	1,000,000	41,400
Chubu Steel Plate Co. Ltd.	60,000	86
Newmont Mining Corp.	1,000,000	18,230
Nucor Corp.	100,000	5,073
		64,789
Paper & Forest Products - 0.3%
Boise Cascade Corp.	50,000	1,749
Bowater, Inc.	50,000	2,425
Georgia-Pacific Group	50,000	1,626
International Paper Co.	50,000	1,959
Mead Corp.	50,000	1,410
		9,169
TOTAL MATERIALS		145,682
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.8%
AT&T Corp.	2,900,000	64,612
France Telecom SA	8,300	604
Lexent, Inc.	101,500	323
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	68,479	$ 2,801
SBC Communications, Inc.	300,000	12,375
TeraBeam Networks (d)	11,600	12
		80,727
Wireless Telecommunication Services - 1.1%
Aether Systems, Inc. (a)	53,300	803
NTT DoCoMo, Inc.	771	16,061
Triton PCS Holdings, Inc. Class A (a)	400,000	15,600
		32,464
TOTAL TELECOMMUNICATION SERVICES		113,191
UTILITIES - 0.3%
Electric Utilities - 0.0%
Niagara Mohawk Holdings, Inc. (a)	22,000	370
Reliant Resources, Inc.	13,000	390
		760
Gas Utilities - 0.3%
El Paso Corp.	97,416	6,702
TOTAL UTILITIES		7,462
TOTAL COMMON STOCKS (Cost $2,281,440)		2,704,054
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (a)(d)	15,100	60
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. depositary shares	9,100	81
TOTAL PREFERRED STOCKS (Cost $415)		141
Cash Equivalents - 7.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.70% (b)	196,482,450	$ 196,482
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	6,208,785	6,209
TOTAL CASH EQUIVALENTS (Cost $202,691)		202,691
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,484,546)		2,906,886
NET OTHER ASSETS - (0.3)%		(9,602)
NET ASSETS - 100%		$ 2,897,284
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,511,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	10/2/00	$ 2
Chorum Technologies Series E	9/19/00	$ 260
Lucent Technologies, Inc.	5/19/00	$ 29
TeraBeam Networks	4/7/00	$ 44
(e) Affiliated company
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Japan	8.2
Finland	2.1
Others (individually less than 1%)	1.3
100.0%
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,502,739,000. Net unrealized appreciation aggregated $404,147,000, of which $548,478,000 related to appreciated investment securities and $144,331,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,879)(cost $2,484,546) - See accompanying schedule		$ 2,906,886
Receivable for investments sold		26,821
Receivable for fund shares sold		6,420
Dividends receivable		1,600
Interest receivable		337
Other receivables		10
Total assets		2,942,074
Liabilities
Payable for investments purchased	$ 34,041
Payable for fund shares redeemed	2,438
Accrued management fee	1,768
Other payables and accrued expenses	334
Collateral on securities loaned, at value	6,209
Total liabilities		44,790
Net Assets		$ 2,897,284
Net Assets consist of:
Paid in capital		$ 2,369,265
Distributions in excess of net investment income		(10,370)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		116,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		422,333
Net Assets, for 125,355 shares outstanding		$ 2,897,284
Net Asset Value, offering price and redemption price per share ($2,897,284 ÷ 125,355 shares)		$23.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends (including $79 received from affiliated issuers)		$ 12,351
Interest		1,694
Security lending		80
Total income		14,125
Expenses
Management fee Basic fee	$ 7,811
Performance adjustment	582
Transfer agent fees	2,630
Accounting and security lending fees	265
Non-interested trustees' compensation	2
Custodian fees and expenses	67
Registration fees	68
Audit	33
Legal	12
Miscellaneous	4
Total expenses before reductions	11,474
Expense reductions	(361)	11,113
Net investment income		3,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $5,992 on sales of investments in affiliated issuers)	135,305
Foreign currency transactions	(48)	135,257
Change in net unrealized appreciation (depreciation) on investment securities		(187,192)
Net gain (loss)		(51,935)
Net increase (decrease) in net assets resulting from operations		$ (48,923)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,012	$ 5,400
Net realized gain (loss)	135,257	395,313
Change in net unrealized appreciation (depreciation)	(187,192)	(157,136)
Net increase (decrease) in net assets resulting from operations	(48,923)	243,577
Distributions to shareholders From net investment income	(6,416)	(64,929)
In excess of net investment income	(10,372)	-
From net realized gain	(238,389)	(169,726)
Total distributions	(255,177)	(234,655)
Share transactions Net proceeds from sales of shares	400,409	1,002,412
Reinvestment of distributions	244,710	225,580
Cost of shares redeemed	(391,740)	(1,224,595)
Net increase (decrease) in net assets resulting from share transactions	253,379	3,397
Total increase (decrease) in net assets	(50,721)	12,319
Net Assets
Beginning of period	2,948,005	2,935,686
End of period (including under (over) distribution of net investment income of $(10,370) and $97,302, respectively)	$ 2,897,284	$ 2,948,005
Other Information Shares
Sold	18,051	34,530
Issued in reinvestment of distributions	10,780	8,496
Redeemed	(17,672)	(42,942)
Net increase (decrease)	11,159	84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 25.73	$ 19.29	$ 21.66	$ 18.27	$ 17.71
Income from Invest- ment Operations
Net investment income	.02 D	.04 D, F	.13 D	.09 D, E	.08 D	.15
Net realized and unrealized gain (loss)	(.45)	2.11	6.86	.47	4.97	1.81
Total from investment operations	(.43)	2.15	6.99	.56	5.05	1.96
Less Distributions
From net investment income	(.06)	(.57)	(.10)	(.08)	(.12)	(.40)
In excess of net investment income	(.09)	-	-	-	-	-
From net realized gain	(2.13)	(1.49)	(.45)	(2.85)	(1.54)	(1.00)
Total distributions	(2.28)	(2.06)	(.55)	(2.93)	(1.66)	(1.40)
Net asset value, end of period	$ 23.11	$ 25.82	$ 25.73	$ 19.29	$ 21.66	$ 18.27
Total Return B, C	(1.51)%	8.14%	36.98%	2.56%	29.83%	11.79%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,897	$ 2,948	$ 2,936	$ 2,292	$ 2,049	$ 1,590
Ratio of expenses to average net assets	.87% A	.85%	.67%	.70%	.69%	.87%
Ratio of expenses to average net assets after expense reductions	.84% A, G	.83% G	.65% G	.67% G	.66% G	.80% G
Ratio of net invest- ment income to average net assets	.23% A	.15%	.56%	.46%	.43%	1.24%
Portfolio turnover rate	147% A	85%	78%	121%	176%	205%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,000 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,901,861,000 and $2,068,862,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .64% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Prior to October 12, 1990, FDC received a deferred sales charge of up to 1%. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $65,000.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $98,000 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $319,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $42,000 under this arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Barbeques Galore Ltd. sponsored ADR	$ -	$ -	$ -	$ 646
Big Buck Brew & Steakhouse, Inc.	-	-	-	444
Lennar Corp.	-	8,965	79	-
Pegasus Solutions, Inc.	-	5,653	-	17,530
TOTALS	$ -	$ 14,618	$ 79	$ 18,620

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harry W. Lange, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAF-SANN-0601 134866
1.703454.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Disciplined Equity	-11.48%	-12.35%	96.12%	308.06%
S&P 500 ®	-12.07%	-12.97%	106.10%	313.69%
Growth Funds Average	-16.45%	-16.53%	84.73%	271.36%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,783 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Disciplined Equity	-12.35%	14.42%	15.10%
S&P 500	-12.97%	15.56%	15.25%
Growth Funds Average	-16.53%	12.60%	13.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $40,806 - a 308.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,369 - a 313.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2001, the six month, one year, five year and 10 year cumulative total returns for the large-cap core funds average were, -12.75%, -13.49%, 84.85%, and 250.90%, respectively; and the one year, five year and 10 year average annual total returns were, -13.49%, 12.87%, and 13.14%, respectively. The six month, one year, five year and 10 year cumulative total returns for the large-cap supergroup average were, -16.23%, -17.06%, 84.66%, and 259.47%, respectively; and the one year, five year and 10 year average annual total returns were, -17.06%, 12.77%, and 13.42%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
An interview with Steven Snider, Portfolio Manager of Fidelity Disciplined Equity Fund

Q. How did the fund perform, Steve?

A. For the six months ending April 30, 2001, the fund returned -11.48%. During the same time period, the Standard & Poor's 500 Index returned -12.07% and the growth funds average as tracked by Lipper Inc. returned -16.45%. For the 12 months ending April 30, 2001, the fund returned -12.35%, while the S&P® returned -12.97% and the Lipper peer group average declined 16.53%.

Q. How did the fund outperform both the S&P 500® index and its peers during the past six months?

A. Much of the fund's outperformance can be attributed to sector and industry positioning. I modestly overweighted util-ities compared to the benchmark, which added to performance since utilities did well during the period. Also contributing was an underweighting of information technology stocks, the worst-performing sector during the past six months. This underweighting also helped compared to the peer group average since many of the fund's competitors were overweighted in tech stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you change your investment style to compensate for the market's volatility during the past six months?

A. No, I didn't. I generally keep the fund's sector weightings in line with the S&P 500® index, which is the way the fund was designed. While I don't make extreme sector changes, the fund will sometimes have small tilts - either slightly higher or lower than the benchmark - in weightings based upon how individual stocks look.

Q. What stocks helped the fund's performance?

A. Lehman Brothers was the largest contributor to performance. This financial company continued to post strong results during the past six months. Its lower dependence on investment banking and greater exposure to fixed income, rather than equities, helped it weather the recent turbulence in the capital markets arena better than many of its competitors. UnitedHealth Group, a diversified health care company, also added to the fund's performance as it posted quarterly earnings that exceeded forecasts, gained market share and continued to demonstrate excellent cost controls. Another leading contributor was Quaker Oats. While the company performed well on its own merits, the catalyst for the boost in Quaker's share price was Pepsi's announcement of its intention to acquire the company later this year.

Q. What stocks detracted from performance?

A. As I mentioned previously, technology stocks did not do well during the period. Adobe Systems, a leading company in digital document processing and Web publishing, led the list of detractors. Even though the company had strong growth in revenues and market share, it was not immune to fears of an economic slowdown, losing roughly 41% of its market value during the period. Similarly, Rational Software, a producer of software development and productivity tools for programmers, saw its stock fall 60% during the past six months because of fears that capital-spending cutbacks in its primary market would hurt sales and profits. Among technology hardware companies, Brocade Communications was the largest detractor. A leading provider of switching systems for storage networks, Brocade also was a victim of the slowdown in technology spending. These three companies, which are no longer held in the fund, all had strong fundamentals and were leaders in their respective industries, but each suffered as orders slowed along with the economy.

Q. What's your outlook, Steve?

A. I remain cautiously optimistic. Despite the recent market turmoil, the picture is actually a lot clearer than it was six months ago when the fund's annual report was sent to investors. We know the outcome of the presidential election, we've seen the Federal Reserve Board aggressively cut interest rates four times since January and we've had a welcome dose of reality as investors learned that many of the past valuations and forecasts were clearly unsustainable. In my view, the market is more attractive now than it was six months ago. While I'm sure that we will continue to see some turbulence during the next several months, I expect that we'll see the market turn upward toward the end of this year or early next year as the recent stimuli work their way through the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in a diversified portfolio of common stocks that the manager determines, using quantitative and fundamental research, to be undervalued compared to others in their industries

Fund number: 315

Trading symbol: FDEQX

Start date: December 28, 1988

Size: as of April 30, 2001, more than $3.2 billion

Manager: Steven Snider, since 2000; manager, equity portions of Fidelity VIP II: Asset Manager Portfolio and Asset Manager Growth Portfolio, since 1997; manager of equity portfolios for Fidelity Management Trust Company, since 1994; joined Fidelity in 1992

3

Steve Snider talks about the impact of economic forecasts on the portfolio:

"The state of the economy is a major influence on the stock market. Unfortunately, it is frequently as difficult to predict the future path of the economy as it is to forecast future stock returns. However, the consequences for the fund of an incorrect economic forecast can be more severe than the consequences of a few poor stock predictions from among thousands of stocks.

"One way the economy affects the stock market is through GDP - gross domestic product - growth. In the long run, aggregate corporate earnings should grow about as fast as GDP. Another economic influence on the market is interest rates, which directly impact corporate cost of capital, price-to-earnings ratios for stocks, and the relative attractiveness of stocks and bonds. Other important economic factors include inflation, monetary and tax policy, business and consumer sentiment, and external shocks, such as oil prices, which are generally unforeseen. All of these factors influence the stock market, albeit with varying lag times and magnitude.

"In these turbulent times, I believe the best course is to look beyond the weekly and monthly deluge of economic statistics and concentrate on finding the best stocks within each industry. Disciplined Equity's diversification and exposure to a broad cross-section of the economy should ensure that the fund's performance won't depend on a particular economic scenario."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	4.9
Exxon Mobil Corp.	3.0	2.9
Microsoft Corp.	2.6	2.4
Pfizer, Inc.	2.5	2.6
Citigroup, Inc.	2.2	3.2
American International Group, Inc.	1.9	0.0
Boeing Co.	1.9	1.4
Fannie Mae	1.9	0.0
AOL Time Warner, Inc.	1.9	0.0
International Business Machines Corp.	1.8	0.0
	23.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	13.0
Health Care	15.1	16.2
Information Technology	14.4	26.8
Consumer Discretionary	11.6	6.2
Industrials	10.9	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Stocks 97.1%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	2.6%	** Foreign investments	1.9%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 1.0%
Ford Motor Co.	958,400	$ 28,254
Harley-Davidson, Inc.	100,000	4,609
		32,863
Hotels Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	323,300	9,279
International Game Technology (a)	293,100	16,393
		25,672
Household Durables - 0.8%
D.R. Horton, Inc.	95,238	2,307
KB HOME	44,500	1,345
Lennar Corp.	220,500	9,651
NVR, Inc. (a)	35,100	6,691
Pulte Corp.	37,000	1,731
Toll Brothers, Inc. (a)	106,200	3,770
		25,495
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	257,200	6,240
Polaris Industries, Inc.	51,500	1,993
		8,233
Media - 4.4%
AOL Time Warner, Inc. (a)	1,213,100	61,262
McGraw-Hill Companies, Inc.	248,600	16,104
Scholastic Corp. (a)	63,300	2,642
Viacom, Inc. Class B (non-vtg.) (a)	418,100	21,766
Walt Disney Co.	1,337,400	40,456
		142,230
Multiline Retail - 2.6%
Kohls Corp. (a)	393,900	24,052
The May Department Stores Co.	150,000	5,588
Wal-Mart Stores, Inc.	1,082,300	55,998
		85,638
Specialty Retail - 1.4%
American Eagle Outfitters, Inc. (a)	362,400	13,489
Home Depot, Inc.	469,700	22,123
Payless ShoeSource, Inc. (a)	29,100	1,855
Talbots, Inc.	188,600	7,893
		45,360
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.4%
Columbia Sportswear Co. (a)	28,300	$ 1,926
Reebok International Ltd. (a)	375,800	9,632
		11,558
TOTAL CONSUMER DISCRETIONARY		377,049
CONSUMER STAPLES - 5.1%
Beverages - 2.2%
Adolph Coors Co. Class B	94,000	4,888
PepsiCo, Inc.	848,600	37,177
The Coca-Cola Co.	634,300	29,298
		71,363
Food & Drug Retailing - 0.5%
Sysco Corp.	628,300	17,668
Food Products - 0.3%
Hershey Foods Corp.	54,000	3,262
Quaker Oats Co.	68,100	6,606
		9,868
Household Products - 0.7%
Colgate-Palmolive Co.	142,600	7,964
Procter & Gamble Co.	221,400	13,295
		21,259
Tobacco - 1.4%
Philip Morris Companies, Inc.	899,700	45,084
TOTAL CONSUMER STAPLES		165,242
ENERGY - 9.7%
Energy Equipment & Services - 1.9%
BJ Services Co. (a)	257,730	21,198
Helmerich & Payne, Inc.	165,000	8,453
Nabors Industries, Inc. (a)	404,400	24,110
National-Oilwell, Inc. (a)	145,000	5,735
		59,496
Oil & Gas - 7.8%
Apache Corp.	140,302	8,974
Burlington Resources, Inc.	548,800	25,909
Chesapeake Energy Corp. (a)	565,700	4,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Chevron Corp.	295,100	$ 28,495
Cross Timbers Oil Co.	216,500	5,878
EOG Resources, Inc.	251,100	11,649
Equitable Resources, Inc.	47,900	3,832
Exxon Mobil Corp.	1,118,200	99,073
Kerr-McGee Corp.	81,200	5,818
Mitchell Energy & Development Corp. Class A	87,300	4,845
Noble Affiliates, Inc.	52,400	2,278
Pogo Producing Co.	72,000	2,132
Royal Dutch Petroleum Co. (NY Shares)	858,200	51,089
		254,667
TOTAL ENERGY		314,163
FINANCIALS - 18.8%
Banks - 5.1%
Astoria Financial Corp.	79,600	4,606
Bank of America Corp.	422,800	23,677
Commerce Bancshares, Inc.	28,000	949
Downey Financial Corp.	47,700	2,053
Fifth Third Bancorp	31,700	1,704
Golden State Bancorp, Inc.	236,000	7,033
Golden West Financial Corp.	390,900	22,946
Indymac Bancorp, Inc. (a)	56,600	1,296
PNC Financial Services Group, Inc.	388,900	25,306
Roslyn Bancorp, Inc.	49,000	1,250
U.S. Bancorp	951,500	20,153
Washington Mutual, Inc.	560,600	27,991
Wells Fargo & Co.	559,900	26,299
		165,263
Diversified Financials - 8.5%
AmeriCredit Corp. (a)	178,900	8,294
Citigroup, Inc.	1,473,700	72,432
Countrywide Credit Industries, Inc.	421,100	17,968
Doral Financial Corp.	65,500	2,122
Eaton Vance Corp. (non-vtg.)	54,200	1,751
Fannie Mae	776,100	62,290
Freddie Mac	652,300	42,921
J.P. Morgan Chase & Co.	429,300	20,598
Lehman Brothers Holdings, Inc.	145,600	10,592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Liberty Financial Companies, Inc.	42,100	$ 1,752
Merrill Lynch & Co., Inc.	242,400	14,956
Morgan Stanley Dean Witter & Co.	69,900	4,389
USA Education, Inc.	245,100	17,427
		277,492
Insurance - 5.2%
AFLAC, Inc.	477,600	15,188
Allstate Corp.	697,600	29,125
American International Group, Inc.	766,900	62,732
Everest Re Group Ltd.	180,800	11,544
Fidelity National Financial, Inc.	273,000	6,391
First American Corp.	146,300	2,919
Loews Corp.	346,800	23,378
MBIA, Inc.	131,850	6,309
Old Republic International Corp.	183,000	5,287
Reinsurance Group of America, Inc.	24,200	816
StanCorp Financial Group, Inc.	600	27
The St. Paul Companies, Inc.	74,300	3,351
		167,067
TOTAL FINANCIALS		609,822
HEALTH CARE - 15.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	398,800	24,383
Genzyme Corp. - General Division (a)	32,200	3,509
		27,892
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	63,400	5,779
Medtronic, Inc.	101,000	4,505
Varian Medical Systems, Inc. (a)	70,400	4,851
		15,135
Health Care Providers & Services - 3.9%
AmeriSource Health Corp. Class A (a)	47,500	2,565
Caremark Rx, Inc. (a)	554,100	8,782
Coventry Health Care, Inc. (a)	22,900	470
Health Net, Inc. (a)	287,300	6,191
Laboratory Corp. of America Holdings (a)	55,500	7,826
Oxford Health Plans, Inc. (a)	358,100	11,137
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	40,100	$ 1,225
Pharmaceutical Product Development, Inc. (a)	30,400	1,810
Tenet Healthcare Corp. (a)	603,400	26,936
UnitedHealth Group, Inc.	767,400	50,249
Wellpoint Health Networks, Inc. (a)	113,900	11,191
		128,382
Pharmaceuticals - 9.8%
Abbott Laboratories	582,400	27,012
American Home Products Corp.	351,000	20,270
Bristol-Myers Squibb Co.	572,400	32,054
Eli Lilly & Co.	386,600	32,861
Johnson & Johnson	570,300	55,023
Merck & Co., Inc.	741,300	56,317
Pfizer, Inc.	1,901,500	82,335
Pharmacia Corp.	73,300	3,831
Schering-Plough Corp.	273,100	10,525
		320,228
TOTAL HEALTH CARE		491,637
INDUSTRIALS - 10.9%
Aerospace & Defense - 4.4%
Boeing Co.	1,011,100	62,486
General Dynamics Corp.	248,700	19,170
L-3 Communications Holdings, Inc. (a)	194,500	15,025
Lockheed Martin Corp.	444,900	15,643
Newport News Shipbuilding, Inc.	59,700	3,860
United Technologies Corp.	372,800	29,108
		145,292
Commercial Services & Supplies - 1.5%
Apollo Group, Inc. Class A (a)	253,396	7,881
Cendant Corp. (a)	893,200	15,845
Education Management Corp. (a)	37,600	1,175
First Data Corp.	155,000	10,453
H&R Block, Inc.	224,400	12,342
		47,696
Electrical Equipment - 0.3%
Rockwell International Corp.	200,000	9,006
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.7%
General Electric Co.	2,344,300	$ 113,759
Tyco International Ltd.	753,100	40,193
		153,952
TOTAL INDUSTRIALS		355,946
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 2.5%
CIENA Corp. (a)	301,100	16,579
Cisco Systems, Inc. (a)	808,700	13,732
Comverse Technology, Inc. (a)	256,400	17,563
ONI Systems Corp.	30,400	1,092
Scientific-Atlanta, Inc.	552,200	31,879
		80,845
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	180,000	4,588
Dell Computer Corp. (a)	412,100	10,814
Electronics for Imaging, Inc. (a)	180,000	5,004
EMC Corp.	193,500	7,663
International Business Machines Corp.	514,900	59,286
NCR Corp. (a)	307,200	14,441
Read-Rite Corp. (a)	795,300	4,406
		106,202
Electronic Equipment & Instruments - 1.5%
PerkinElmer, Inc.	270,700	18,113
Tektronix, Inc. (a)	358,700	8,681
Waters Corp. (a)	450,400	23,511
		50,305
IT Consulting & Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	215,700	15,530
SunGard Data Systems, Inc. (a)	200,000	11,054
		26,584
Semiconductor Equipment & Products - 2.2%
Cabot Microelectronics Corp.	89,700	5,743
Intel Corp.	1,199,700	37,083
International Rectifier Corp. (a)	225,700	12,526
Micron Technology, Inc. (a)	400,000	18,152
		73,504
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Amdocs Ltd. (a)	313,900	$ 18,489
DST Systems, Inc. (a)	168,800	8,291
Mentor Graphics Corp. (a)	101,600	2,673
Micromuse, Inc. (a)	151,300	7,489
Microsoft Corp. (a)	1,271,000	86,110
Oracle Corp. (a)	244,300	3,948
Synopsys, Inc. (a)	92,370	5,305
		132,305
TOTAL INFORMATION TECHNOLOGY		469,745
MATERIALS - 0.4%
Chemicals - 0.1%
Cabot Corp.	121,600	3,953
Metals & Mining - 0.3%
Arch Coal, Inc.	223,900	6,930
CONSOL Energy, Inc.	43,300	1,656
Shaw Group (a)	15,000	855
		9,441
TOTAL MATERIALS		13,394
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T Corp.	871,700	19,421
BellSouth Corp.	589,700	24,744
Qwest Communications International, Inc. (a)	464,200	18,986
SBC Communications, Inc.	793,600	32,736
Verizon Communications	533,600	29,385
WorldCom, Inc. (a)	192,200	3,508
		128,780
Wireless Telecommunication Services - 0.1%
PanAmSat Corp. (a)	58,200	2,134
TOTAL TELECOMMUNICATION SERVICES		130,914
UTILITIES - 7.1%
Electric Utilities - 4.2%
Allegheny Energy, Inc.	185,800	9,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Calpine Corp. (a)	439,300	$ 25,036
Duke Energy Corp.	480,000	22,445
Entergy Corp.	334,200	13,535
Exelon Corp.	151,100	10,433
FPL Group, Inc.	255,400	15,298
IDACORP, Inc.	71,700	2,760
PPL Corp.	244,500	13,448
Public Service Enterprise Group, Inc.	330,700	15,358
Puget Energy, Inc.	98,800	2,346
Reliant Resources, Inc.	16,800	504
TECO Energy, Inc.	218,600	6,993
		137,662
Gas Utilities - 1.7%
El Paso Corp.	403,500	27,761
Kinder Morgan, Inc.	316,400	18,573
Sempra Energy	281,900	7,800
		54,134
Multi-Utilities - 1.2%
Aquila, Inc.	4,900	149
Dynegy, Inc. Class A	561,400	32,477
Energy East Corp.	278,600	5,614
Questar Corp.	53,700	1,728
		39,968
TOTAL UTILITIES		231,764
TOTAL COMMON STOCKS (Cost $2,990,044)		3,159,676
Cash Equivalents - 3.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.70% (b) (Cost $96,528)	96,528,056	$ 96,528
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,086,572)		3,256,204
NET OTHER ASSETS - (0.1)%		(1,644)
NET ASSETS - 100%		$ 3,254,560
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,087,597,000. Net unrealized appreciation aggregated $168,607,000, of which $354,231,000 related to appreciated investment securities and $185,624,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,086,572) - See accompanying schedule		$ 3,256,204
Receivable for investments sold		8,457
Receivable for fund shares sold		6,226
Dividends receivable		2,268
Interest receivable		611
Other receivables		11
Total assets		3,273,777
Liabilities
Payable for investments purchased	$ 14,585
Payable for fund shares redeemed	2,128
Accrued management fee	1,459
Other payables and accrued expenses	1,045
Total liabilities		19,217
Net Assets		$ 3,254,560
Net Assets consist of:
Paid in capital		$ 3,199,513
Undistributed net investment income		2,611
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(117,200)
Net unrealized appreciation (depreciation) on investments		169,636
Net Assets, for 134,647 shares outstanding		$ 3,254,560
Net Asset Value, offering price and redemption price per share ($3,254,560 ÷ 134,647 shares)		$24.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 17,334
Interest		3,626
Security lending		140
Total income		21,100
Expenses
Management fee Basic fee	$ 9,480
Performance adjustment	155
Transfer agent fees	3,280
Accounting and security lending fees	297
Custodian fees and expenses	40
Registration fees	252
Audit	22
Legal	11
Miscellaneous	12
Total expenses before reductions	13,549
Expense reductions	(143)	13,406
Net investment income		7,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(115,718)
Change in net unrealized appreciation (depreciation) on investment securities		(303,421)
Net gain (loss)		(419,139)
Net increase (decrease) in net assets resulting from operations		$ (411,445)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,694	$ 17,957
Net realized gain (loss)	(115,718)	518,421
Change in net unrealized appreciation (depreciation)	(303,421)	(149,787)
Net increase (decrease) in net assets resulting from operations	(411,445)	386,591
Distributions to shareholders From net investment income	(18,479)	(24,654)
From net realized gain	(412,278)	(501,249)
Total distributions	(430,757)	(525,903)
Share transactions Net proceeds from sales of shares	386,287	821,688
Reinvestment of distributions	414,610	503,452
Cost of shares redeemed	(285,316)	(926,864)
Net increase (decrease) in net assets resulting from share transactions	515,581	398,276
Total increase (decrease) in net assets	(326,621)	258,963
Net Assets
Beginning of period	3,581,181	3,322,217
End of period (including undistributed net investment income of $2,611 and $16,686, respectively)	$ 3,254,560	$ 3,581,181
Other Information Shares
Sold	15,386	26,422
Issued in reinvestment of distributions	15,616	17,171
Redeemed	(11,342)	(29,862)
Net increase (decrease)	19,660	13,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 31.14	$ 32.81	$ 27.61	$ 27.72	$ 22.87	$ 23.04
Income from Invest- ment Operations
Net investment income	.06 D	.16 D	.25 D	.31 D	.32 D	.26
Net realized and unrealized gain (loss)	(3.30)	3.34	6.99	3.13	6.25	2.10
Total from investment operations	(3.24)	3.50	7.24	3.44	6.57	2.36
Less Distributions
From net investment income	(.16)	(.24) F	(.22)	(.25)	(.23)	(.30)
From net realized gain	(3.57)	(4.93) F	(1.82)	(3.30)	(1.49)	(2.23)
Total distributions	(3.73)	(5.17)	(2.04)	(3.55)	(1.72)	(2.53)
Net asset value, end of period	$ 24.17	$ 31.14	$ 32.81	$ 27.61	$ 27.72	$ 22.87
Total Return B, C	(11.48)%	11.65%	27.69%	13.17%	30.66%	11.31%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,255	$ 3,581	$ 3,322	$ 2,801	$ 2,358	$ 2,146
Ratio of expenses to average net assets	.85% A	.81%	.65%	.67%	.69%	.81%
Ratio of expenses to average net assets after expense reductions	.84% A, E	.79% E	.62% E	.64% E	.64% E	.75% E
Ratio of net invest- ment income to average net assets	.48% A	.50%	.80%	1.10%	1.28%	1.22%
Portfolio turnover rate	142% A	118%	113%	125%	127%	297%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Disciplined Equity (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,322,846,000 and $2,220,756,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets after the performance adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $101,000 under this arrangement.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $42,000 under this arrangement.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Steven Snider, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

State Street Bank and Trust

North Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FDE-SANN-0601 134501
1.703636.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Stock Selector

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector	-14.36%	-15.45%	73.94%	286.08%
S&P 500 ®	-12.07%	-12.97%	106.10%	313.69%
Growth Funds Average	-16.45%	-16.53%	84.73%	271.36%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,783 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector	-15.45%	11.71%	14.46%
S&P 500	-12.97%	15.56%	15.25%
Growth Funds Average	-16.53%	12.60%	13.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $38,608 - a 286.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,369 - a 313.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2001, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap core funds average were, -10.78%, -10.65%, 88.54%, and 293.34%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.65%, 13.07%, and 14.28%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the multi-cap supergroup average were, -10.81%, -7.30%, 84.45%, and 286.59%, respectively; and the one year, five year, and 10 year average annual total returns were, -7.30%, 12.62%, and 14.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
An interview with Bob Kuo, Portfolio Manager of Fidelity Stock Selector Fund

Q. How did the fund perform, Bob?

A. For the six-month period that ended April 30, 2001, the fund returned -14.36%. The Standard & Poor's 500 Index returned -12.07% for the same period, while the growth funds average tracked by Lipper Inc. returned -16.45%. For the 12 months ending April 30, 2001, the fund returned -15.45%. During the same period, the S&P 500® index returned -12.97% and the Lipper average returned -16.53%.

Q. Why did the fund underperform the S&P 500 index, yet outperform its peers during the six-month period?

A. All of the underperformance of the fund versus the index occurred in January. The Federal Reserve Board cut interest rates unexpectedly at the beginning of January, spurring a huge sector rotation in the market. Defensive sectors such as health care, insurance and utilities tumbled after several months of strong performance. Conversely, the beaten down TMT stocks - meaning those in the telecommunications, media and technology sectors - surged as investors moved back into those sectors, hunting for bargains. The fund's quantitative models continued to favor defensive stocks while shunning the technology sector, which compounded the fund's underperformance in January. Our outperformance of the Lipper average came as a result of the fund's average overweighting in energy and utility stocks, which performed well for most of the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which sectors helped the fund's performance most?

A. The largest contributors to performance were the utilities and energy sectors. Independent power producers, such as Calpine and Dynegy, did well as demand for electricity continued to strain available power supplies in many parts of the country - particularly in California - resulting in higher prices for electricity. Energy stocks also continued to do well during the past six months, as the prices of oil and natural gas remained high. Amerada Hess, an integrated oil company, and Valero Energy, an independent oil refiner, were positive contributors to the fund's performance since their stocks benefited in this environment.

Q. You mentioned California. What was the impact of the electricity crisis there on the fund?

A. As the result of a botched electricity deregulation plan in California, Pacific Gas & Electric - a subsidiary of PG&E Corp. - and Edison International, two large distributors of electricity in the state, incurred huge losses because they were forced to provide electricity below their cost. PG&E has filed for Chapter 11 bankruptcy protection because of this situation. While I was fortunate not to own either of these companies, I did own merchant power generators that supplied electricity to them, as well as non-related electric utilities. These stocks plunged in January as California's power woes became widely publicized. For the most part their stock prices recovered in the following months; however, I have reduced my utilities exposure to limit any fallout from the California crisis going forward.

Q. Which sectors detracted from performance?

A. Nearly all of the fund's underperformance can be attributed to one sector: technology. The NASDAQ Composite Index, which is heavily weighted toward technology stocks, fell about 37% during the six-month period. I actually was underweighted in technology stocks during the period, which should have helped the fund's performance. However, choosing the right stocks to buy within the tech sector remained a difficult exercise, since many technology companies still trade based more on sentiment than on fundamentals. In addition, I held on to some of the networking companies - such as Corning and Brocade Communications - too long. These companies had been great performers for most of 2000 and seemed to be resistant to the general slowdown in capital expenditures. In the first quarter of 2001, however, new orders for networking equipment dried up and many existing orders were cancelled, causing networking stocks to plunge and, consequently, dragging down the performance of the fund.

Q. What's your outlook, Bob?

A. Our research forecasts a bottom for the current economic cycle sometime in the fourth quarter of 2001. The stock market tends to bottom three to six months ahead of the economy, so it is quite likely that we have seen the worst of the market carnage. Accordingly, I have pared back my defensive holdings and selectively added to those sectors that should perform well during an economic rebound.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in a diversified portfolio of common stocks that the manager determines, using quantitative and fundamental research, to be undervalued compared to others in their industries

Fund number: 320

Trading symbol: FDSSX

Start date: September 28, 1990

Size: as of April 30, 2001, more than $1.2 billion

Manager: Bob Kuo, since 2000; subportfolio manager, U.S. equities, 1998-2000; quantitative analyst, 1994-
1998; joined Fidelity in 1994

3

Bob Kuo talks about the impact of interest-rate changes:

"On January 3, the Federal Reserve Board unexpectedly cut the federal funds rate - the rate at which banks lend money to each other - by half a percent. During the next four months, the Fed administered three additional half-percent cuts in an aggressive bid to halt a slowdown in the U.S. eco-nomy. Since December 2000, central banks around the world also have cut interest rates in an attempt to prevent a synchronized global recession.

"Interest-rate cuts stimulate the economy by making it cheaper for businesses and consumers to borrow money. Lower borrowing costs increase the demand for goods and services. Companies pay less for new factory equipment and consumers pay less to purchase new homes and automobiles. Conversely, when interest rates rise, demand falls and the economy cools.

"While the stock market may react quickly to interest-rate changes, lasting effects on the market and the economy take longer to occur. After the first Fed rate cut, the market rallied, but gave back all of its gains and more in February and March. Reports of increasing layoffs and lower industrial production painted pictures of a worsening economy throughout the remainder of the first quarter.

"No one can predict what actions the Fed will take, so trying to make investment decisions based on sudden, short-term movements could quickly lead to losses. In a fast-changing interest-rate environment, it's important to focus on the long-term rather than the short-term effects of interest-rate movements."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.7
Exxon Mobil Corp.	3.2	2.6
Microsoft Corp.	3.1	2.9
Pfizer, Inc.	2.8	2.1
American International Group, Inc.	2.3	1.8
Citigroup, Inc.	1.9	2.5
Philip Morris Companies, Inc.	1.9	0.0
Merck & Co., Inc.	1.9	2.4
Wal-Mart Stores, Inc.	1.6	1.2
Johnson & Johnson	1.5	1.2
	24.6
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	14.6
Information Technology	16.9	28.3
Health Care	15.8	17.8
Industrials	11.4	8.6
Energy	10.8	8.6
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 * *
	Stocks 94.7%		Stocks and Investment Companies 95.6%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	1.7%	** Foreign investments	2.5%

Effective with this report, industry classifications follow the MSCI®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.4%
Hotels Restaurants & Leisure - 1.0%
Argosy Gaming Co. (a)	90,000	$ 2,511
Brinker International, Inc. (a)	150,000	4,305
International Game Technology (a)	95,000	5,313
		12,129
Household Durables - 0.9%
Centex Corp.	40,000	1,726
D.R. Horton, Inc.	66,600	1,613
KB HOME	70,000	2,115
Lennar Corp.	80,000	3,502
Pulte Corp.	40,000	1,871
		10,827
Media - 1.4%
AOL Time Warner, Inc. (a)	360,000	18,180
Multiline Retail - 2.1%
Kohls Corp. (a)	110,000	6,717
Wal-Mart Stores, Inc.	390,000	20,179
		26,896
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A (a)	70,000	2,331
American Eagle Outfitters, Inc. (a)	80,000	2,978
Genesco, Inc. (a)	45,000	1,287
Home Depot, Inc.	95,000	4,475
Pier 1 Imports, Inc.	95,000	1,055
Venator Group, Inc. (a)	50,000	662
		12,788
TOTAL CONSUMER DISCRETIONARY		80,820
CONSUMER STAPLES - 7.1%
Beverages - 3.2%
Adolph Coors Co. Class B	32,500	1,690
Anheuser-Busch Companies, Inc.	280,000	11,197
Pepsi Bottling Group, Inc.	200,000	8,004
PepsiCo, Inc.	235,000	10,295
The Coca-Cola Co.	190,000	8,776
		39,962
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.2%
CVS Corp.	80,000	$ 4,716
Sysco Corp.	400,000	11,248
		15,964
Food Products - 0.8%
Quaker Oats Co.	70,000	6,790
Smithfield Foods, Inc. (a)	90,000	3,083
		9,873
Tobacco - 1.9%
Philip Morris Companies, Inc.	470,000	23,552
TOTAL CONSUMER STAPLES		89,351
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
BJ Services Co. (a)	68,000	5,593
Helmerich & Payne, Inc.	50,000	2,562
Noble Drilling Corp. (a)	136,000	6,596
Patterson Energy, Inc. (a)	55,000	1,896
Seitel, Inc. (a)	100,000	1,951
Smith International, Inc. (a)	80,000	6,495
Unit Corp. (a)	70,000	1,418
UTI Energy Corp. (a)	88,100	3,031
		29,542
Oil & Gas - 8.4%
Amerada Hess Corp.	149,970	13,122
Anadarko Petroleum Corp.	80,304	5,189
Burlington Resources, Inc.	70,000	3,305
Cross Timbers Oil Co.	90,000	2,444
EOG Resources, Inc.	60,000	2,783
Exxon Mobil Corp.	460,000	40,756
Royal Dutch Petroleum Co. (NY Shares)	270,000	16,073
Sunoco, Inc.	75,000	2,852
Unocal Corp.	90,000	3,434
USX - Marathon Group	209,000	6,680
Valero Energy Corp.	190,000	9,150
		105,788
TOTAL ENERGY		135,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 17.2%
Banks - 5.1%
Astoria Financial Corp.	85,000	$ 4,918
Charter One Financial, Inc.	130,000	3,809
Dime Bancorp, Inc.	70,000	2,335
First Tennessee National Corp.	100,000	3,267
Golden State Bancorp, Inc.	150,000	4,470
Golden West Financial Corp.	90,000	5,283
Greenpoint Financial Corp.	200,000	7,360
M&T Bank Corp.	45,000	3,220
North Fork Bancorp, Inc.	120,000	3,186
SouthTrust Corp.	140,000	6,657
Synovus Finanical Corp.	180,000	5,180
Washington Federal, Inc.	100,000	2,551
Washington Mutual, Inc.	180,000	8,987
Webster Financial Corp.	70,000	2,230
		63,453
Diversified Financials - 7.3%
AmeriCredit Corp. (a)	100,000	4,636
Citigroup, Inc.	480,666	23,625
Countrywide Credit Industries, Inc.	85,382	3,643
Eaton Vance Corp. (non-vtg.)	63,000	2,035
Fannie Mae	200,000	16,052
Freddie Mac	110,000	7,238
J.P. Morgan Chase & Co.	135,000	6,477
MBNA Corp.	80,000	2,852
Merrill Lynch & Co., Inc.	300,000	18,510
USA Education, Inc.	90,000	6,399
		91,467
Insurance - 4.8%
AFLAC, Inc.	200,000	6,360
Allstate Corp.	130,000	5,428
American International Group, Inc.	350,000	28,630
Everest Re Group Ltd.	23,000	1,469
First American Corp.	115,000	2,294
Loews Corp.	202,000	13,617
Old Republic International Corp.	50,000	1,445
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	45,000	$ 1,346
Radian Group, Inc.	1,400	109
		60,698
TOTAL FINANCIALS		215,618
HEALTH CARE - 15.8%
Biotechnology - 0.2%
IDEC Pharmaceuticals Corp. (a)	50,000	2,460
Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc.	100,000	3,555
Varian Medical Systems, Inc. (a)	130,000	8,957
		12,512
Health Care Providers & Services - 4.8%
AmeriSource Health Corp. Class A (a)	35,000	1,890
Cardinal Health, Inc.	75,000	5,055
Caremark Rx, Inc. (a)	200,000	3,170
CIGNA Corp.	50,000	5,335
Coventry Health Care, Inc. (a)	85,000	1,745
DaVita, Inc. (a)	75,000	1,320
HCA - The Healthcare Co.	145,000	5,612
Oxford Health Plans, Inc. (a)	85,000	2,644
Tenet Healthcare Corp. (a)	245,000	10,937
Trigon Healthcare, Inc. (a)	60,000	3,613
UnitedHealth Group, Inc.	100,000	6,548
Universal Health Services, Inc. Class B (a)	82,500	7,405
Wellpoint Health Networks, Inc. (a)	55,000	5,404
		60,678
Pharmaceuticals - 9.8%
Allergan, Inc.	95,000	7,220
Barr Laboratories, Inc. (a)	23,000	1,333
Bristol-Myers Squibb Co.	205,000	11,480
Eli Lilly & Co.	130,000	11,050
Forest Laboratories, Inc. (a)	135,000	8,255
IVAX Corp. (a)	155,000	6,208
Johnson & Johnson	200,000	19,296
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	310,000	$ 23,551
Pfizer, Inc.	801,640	34,711
		123,104
TOTAL HEALTH CARE		198,754
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	27,000	2,543
Boeing Co.	185,000	11,433
General Dynamics Corp.	65,000	5,010
L-3 Communications Holdings, Inc. (a)	60,000	4,635
Lockheed Martin Corp.	210,000	7,384
Mercury Computer Systems, Inc. (a)	60,000	3,047
Newport News Shipbuilding, Inc.	50,000	3,233
Precision Castparts Corp.	65,000	2,428
United Technologies Corp.	115,000	8,979
		48,692
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	90,000	2,799
Cendant Corp. (a)	300,000	5,322
First Data Corp.	100,000	6,744
Waste Management, Inc.	105,000	2,563
		17,428
Electrical Equipment - 0.3%
SPX Corp. (a)	32,000	3,604
Industrial Conglomerates - 5.9%
General Electric Co.	1,150,000	55,800
Tyco International Ltd.	340,000	18,146
		73,946
TOTAL INDUSTRIALS		143,670
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.3%
CIENA Corp. (a)	150,000	8,259
Cisco Systems, Inc. (a)	600,000	10,188
Comverse Technology, Inc. (a)	110,000	7,535
Juniper Networks, Inc. (a)	40,000	2,361
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Scientific-Atlanta, Inc.	130,000	$ 7,505
Sonus Networks, Inc.	130,000	3,310
UTStarcom, Inc. (a)	110,000	2,746
		41,904
Computers & Peripherals - 3.0%
Electronics for Imaging, Inc. (a)	230,000	6,394
EMC Corp.	220,000	8,712
International Business Machines Corp.	110,000	12,665
NCR Corp. (a)	75,000	3,526
Sun Microsystems, Inc. (a)	350,000	5,992
		37,289
Electronic Equipment & Instruments - 0.5%
PerkinElmer, Inc.	45,000	3,011
Tektronix, Inc. (a)	140,000	3,388
		6,399
IT Consulting & Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	35,000	2,520
Investment Technology Group, Inc. (a)	50,000	2,438
SunGard Data Systems, Inc. (a)	50,000	2,764
		7,722
Semiconductor Equipment & Products - 3.6%
Brooks Automation, Inc. (a)	65,000	4,070
Integrated Circuit Systems, Inc.	49,700	833
Intel Corp.	600,000	18,546
International Rectifier Corp. (a)	55,000	3,053
Micron Technology, Inc. (a)	100,000	4,538
National Semiconductor Corp. (a)	100,000	2,880
Rudolph Technologies, Inc. (a)	70,000	3,366
Semtech Corp. (a)	130,000	3,740
Therma-Wave, Inc. (a)	100,000	1,693
Ultratech Stepper, Inc. (a)	85,000	2,442
		45,161
Software - 5.9%
Advent Software, Inc. (a)	80,000	4,478
Amdocs Ltd. (a)	70,000	4,123
Autodesk, Inc.	70,000	2,440
Barra, Inc. (a)	50,000	2,302
Cerner Corp. (a)	50,000	2,252
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Associates International, Inc.	70,000	$ 2,253
Microsoft Corp. (a)	585,000	39,634
Oracle Corp. (a)	465,000	7,514
Synopsys, Inc. (a)	150,000	8,615
		73,611
TOTAL INFORMATION TECHNOLOGY		212,086
MATERIALS - 0.2%
Chemicals - 0.2%
Praxair, Inc.	60,000	2,840
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
SBC Communications, Inc.	235,000	9,694
Verizon Communications	235,000	12,941
Williams Communications Group, Inc. (a)	90,463	409
		23,044
UTILITIES - 7.1%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	110,000	5,628
Ameren Corp.	40,000	1,679
Calpine Corp. (a)	180,000	10,258
Entergy Corp.	200,000	8,100
FPL Group, Inc.	60,000	3,594
PPL Corp.	175,000	9,625
Reliant Energy, Inc.	70,000	3,469
Reliant Resources, Inc.	6,700	201
		42,554
Gas Utilities - 1.7%
El Paso Corp.	85,000	5,848
KeySpan Corp.	135,000	5,360
Kinder Morgan, Inc.	75,000	4,403
Sempra Energy	210,000	5,811
		21,422
Multi-Utilities - 2.0%
Aquila, Inc.	2,100	64
Dynegy, Inc. Class A	170,000	9,835
Enron Corp.	120,000	7,526
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc.	90,000	$ 3,177
Williams Companies, Inc.	110,000	4,639
		25,241
TOTAL UTILITIES		89,217
TOTAL COMMON STOCKS (Cost $1,095,171)		1,190,730
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Gas Utilities - 0.0%
NiSource, Inc. $2.60 SAILS (a) (Cost $92)	45,792	125
Cash Equivalents - 4.6%

Fidelity Cash Central Fund, 4.70% (b)	57,203,788	57,204
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	5,400	5
TOTAL CASH EQUIVALENTS (Cost $57,209)		57,209
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,152,472)		1,248,064
NET OTHER ASSETS - 0.7%		9,215
NET ASSETS - 100%		$ 1,257,279
Security Type Abbreviations
SAILS	-	Stock Appreciation Income Linked Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,152,890,000. Net unrealized appreciation aggregated $95,174,000, of which $168,795,000 related to appreciated investment securities and $73,621,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5) (cost $1,152,472) - See accompanying schedule		$ 1,248,064
Receivable for investments sold		25,636
Receivable for fund shares sold		923
Dividends receivable		594
Interest receivable		235
Total assets		1,275,452
Liabilities
Payable to custodian bank	$ 8
Payable for investments purchased	16,296
Payable for fund shares redeemed	1,497
Accrued management fee	310
Other payables and accrued expenses	57
Collateral on securities loaned, at value	5
Total liabilities		18,173
Net Assets		$ 1,257,279
Net Assets consist of:
Paid in capital		$ 1,251,192
Undistributed net investment income		3,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,739)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,589
Net Assets, for 55,296 shares outstanding		$ 1,257,279
Net Asset Value, offering price and redemption price per share ($1,257,279 ÷ 55,296 shares)		$22.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 6,638
Interest		2,014
Security lending		4
Total income		8,656
Expenses
Management fee Basic fee	$ 3,956
Performance adjustment	(1,469)
Transfer agent fees	1,309
Accounting and security lending fees	160
Non-interested trustees' compensation	2
Custodian fees and expenses	13
Registration fees	20
Audit	18
Legal	6
Miscellaneous	6
Total expenses before reductions	4,021
Expense reductions	(244)	3,777
Net investment income		4,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(92,343)
Foreign currency transactions	2	(92,341)
Change in net unrealized appreciation (depreciation) on investment securities		(139,860)
Net gain (loss)		(232,201)
Net increase (decrease) in net assets resulting from operations		$ (227,322)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 4,879	$ 8,684
Net realized gain (loss)	(92,341)	304,580
Change in net unrealized appreciation (depreciation)	(139,860)	(128,042)
Net increase (decrease) in net assets resulting from operations	(227,322)	185,222
Distributions to shareholders From net investment income	(6,505)	(6,090)
From net realized gain	(247,178)	(194,930)
Total distributions	(253,683)	(201,020)
Share transactions Net proceeds from sales of shares	47,296	206,394
Reinvestment of distributions	240,328	190,868
Cost of shares redeemed	(151,221)	(433,698)
Net increase (decrease) in net assets resulting from share transactions	136,403	(36,436)
Total increase (decrease) in net assets	(344,602)	(52,234)
Net Assets
Beginning of period	1,601,881	1,654,115
End of period (including undistributed net investment income of $3,237 and $6,042, respectively)	$ 1,257,279	$ 1,601,881
Other Information Shares
Sold	1,944	6,436
Issued in reinvestment of distributions	9,366	6,392
Redeemed	(6,383)	(13,693)
Net increase (decrease)	4,927	(865)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 32.29	$ 27.09	$ 29.40	$ 24.99	$ 24.25
Income from Investment Operations
Net investment income	.09 D	.16 D	.20 D	.32 D	.33 D	.24
Net realized and unrealized gain (loss)	(4.08)	3.31	7.23	1.02	6.23	2.78
Total from investment operations	(3.99)	3.47	7.43	1.34	6.56	3.02
Less Distributions
From net investment income	(.13)	(.12)	(.30)	(.33)	(.23)	(.20)
From net realized gain	(4.94)	(3.84)	(1.93)	(3.32)	(1.92)	(2.08)
Total distributions	(5.07)	(3.96)	(2.23)	(3.65)	(2.15)	(2.28)
Net asset value, end of period	$ 22.74	$ 31.80	$ 32.29	$ 27.09	$ 29.40	$ 24.99
Total Return B, C	(14.36)%	11.54%	29.15%	4.40%	28.20%	13.51%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,257	$ 1,602	$ 1,654	$ 1,610	$ 1,827	$ 1,586
Ratio of expenses to average net assets	.60% A	.61%	.62%	.68%	.74%	.89%
Ratio of expenses to average net assets after expense reductions	.57% A, E	.56% E	.59% E	.64% E	.69% E	.84% E
Ratio of net invest- ment income to average net assets	.73% A	.52%	.67%	1.10%	1.24%	1.07%
Portfolio turnover rate	120% A	164%	106%	122%	117%	247%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Stock Selector Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Joint Trading Account - continued

of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $770,289,000 and $878,494,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .37% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $51,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $228,000 under this arrangement.

In addition, through an arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $14,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSS-SANN-0601 134614
1.703466.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Selector *

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

* Effective on or about July 15, 2001, the fund's name will be changed to Fidelity Small Cap Independence Fund.

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Small Cap Selector	-8.95%	-13.52%	30.11%	94.30%
Russell 2000 ®	-1.77%	-2.86%	48.73%	133.76%
Small Cap Funds Average	-6.32%	-2.93%	63.08%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 28, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 928 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Small Cap Selector	-13.52%	5.41%	8.84%
Russell 2000	-2.86%	8.26%	11.43%
Small Cap Funds Average	-2.93%	9.77%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Selector on June 28, 1993 when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,430 - a 94.30% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown $23,376 - a 133.76% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2001, the six month, one year and five year cumulative total returns for the small-cap growth funds average were, -17.65%, -17.50%, and 57.40%, respectively. The one year and five year average annual total returns were, -17.50%, and 8.81%, respectively. The six month, one year and five year cumulative total returns for the small-cap supergroup average were, -2.39%, 2.06%, and 68.11%, respectively. The one year and five year average annual total returns were, 2.06%, and 10.40%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
Note to shareholders: Jamie Harmon became Portfolio Manager of Fidelity Small Cap Selector on April 12, 2001.

Q. How did the fund perform, Jamie?

A. For the six months that ended April 30, 2001, the fund declined 8.95%. By comparison, the Russell 2000 Index fell 1.77% and the small cap funds average tracked by Lipper Inc. was down 6.32%. For the 12 months that ended April 30, 2001, the fund declined 13.52%, while the Russell 2000 Index and the small cap funds average fell 2.86% and 2.93%, respectively.

Q. Why did the fund underperform the index and its peer group during the six-month period?

A. Its performance was hurt primarily by our holdings in technology stocks, which were favored by the fund's quantitative models. These stocks were hit particularly hard due to their excessive valuations and weakening expectations for growth. Until recently, the fund was managed using a quantitative style. Going forward, however, I expect to follow a more fundamental investment style.

Q. How does your style differ from the fund's former quantitative approach?

A. I manage portfolios using bottom-up stock selection, backed by in-depth fundamental research. By contrast, a quantitative fund is managed more on the basis of technical indicators, using computer-aided analysis of factors such as stock prices and trading volumes. My investment philosophy is an "aggressive value" approach. This fund is value oriented in that I look for companies trading for less than their intrinsic value. It is also aggressive in that my definition of value is broader than that of most value managers, including industries that haven't historically been defined as value industries - such as health care and technology. Although quantitative research may play a part, it will not drive the stock selection process.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks helped the fund's performance during the period?

A. UTI Energy, which drills for natural gas, had strong results as prices climbed and demand grew for natural gas. In addition, UTI is merging with Patterson Energy to form the second-largest company in its market, strengthening its competitive position. Caremark, a pharmacy benefits manager, benefited from growth in demand for pharmaceutical products and its ability to reduce the cost of drugs through its bulk purchasing power. Newport News Shipbuilding, a defense contractor that builds aircraft carriers for the U.S. government, performed well as its stable and generally predictable business results became increasingly attractive to investors in a volatile market environment. The stock was sold to lock in profits.

Q. Which stocks detracted from performance?

A. Technology stocks, especially semiconductor companies, had a tough time. Applied Micro Circuits, a maker of chips for telecommunications equipment, and Oak Technologies, which produces CD-rewritable chips for personal computers, were negatively affected as their industry was buffeted by inventory corrections and slowing demand. Silicon Valley Banc-shares, a niche lender to technology and biotechnology companies, was pulled down as its clients were hit hard by the economic slowdown. Applied Micro Circuits and Silicon Valley Banc shares were sold from the portfolio.

Q. In the short time you've managed the fund, have you made any shift in its focus?

A. I've reduced the fund's utility and financial holdings. In my opinion, utilities are unattractive now because they have low revenue growth, an uncertain regulatory environment and relatively high valuations. The fund also has much lower exposure to credit-sensitive financial stocks because I'm concerned that banks' balance sheets could be hurt by an increasing number of bad loans in a slowing economy. I've placed a greater focus on health care because it is typically a non-economically sensitive growth industry that could provide protection on the downside as well as upside growth potential. If the economy should slow to a recession, people may buy a cheaper car or computer, but they will most likely use the same pharmaceutical products and go to the same hospital.

Q. What's your outlook, Jamie?

A. I'm optimistic about small-cap stocks. After being neglected for many years, it appears that small-cap stocks are beginning to become attractive to investors once again. Relative to the Standard & Poor's 500SM Index, small-caps are trading near record-low multiples on a 20-year basis, despite the fact that they have better growth prospects than large-cap stocks. Small-cap stocks generally tend to move in seven-year cycles of out- and underperformance and, right now, we're about two years into the cycle of outperformance. I see many terrific opportunities in small-cap stocks today.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in equity securities of companies with small market capitalizations

Fund number: 336

Trading symbol: FDSCX

Start date: June 28, 1993

Size: as of April 30, 2001, more than $609 million

Manager: Jamie Harmon, since April 2001; manager, Fidelity Small Cap Retirement Fund, since 2000; manager, Fidelity Select Biotechnology Portfolio, 1997-1998; joined Fidelity in 1995

3

Jamie Harmon on the fund's upcoming name change:

"Shareholders should take note that on or about July 15, 2001, Fidelity Small Cap Selector will change its name to Fidelity Small Cap Independence Fund. The fund's original name was appropriate when it was a quantitatively managed fund. Now that the fund has changed its investment strategy, it is also appropriate to rename the fund. In this way, it will not be confused with Fidelity Stock Selector, which remains quantitatively managed.

"The new name of the fund, Fidelity Small Cap Independence Fund, appropriately highlights its flexible, opportunistic investment management style. This fund takes an ´aggressive value' approach, which may at times lead to higher portfolio turnover. For a better understanding of the fund's new investment strategy and the approach I intend to take in managing the fund, I refer you back to the Q&A section on pages 6 and 7."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Caremark Rx, Inc.	2.1	0.0
National-Oilwell, Inc.	1.8	0.0
Patterson Energy, Inc.	1.7	0.4
Spinnaker Exploration Co.	1.7	0.0
Manor Care, Inc.	1.6	0.4
HEALTHSOUTH Corp.	1.6	0.0
TETRA Technologies, Inc.	1.6	0.0
UTI Energy Corp.	1.5	0.6
Marine Drilling Companies, Inc.	1.4	0.0
CIMA Labs, Inc.	1.4	0.1
	16.4
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	24.2	14.0
Energy	21.1	8.2
Industrials	14.6	7.7
Information Technology	14.6	19.0
Financials	5.5	18.9
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Stocks 89.1%		Stocks and Investment Companies 89.5%
	Short-Term Investments and Net Other Assets 10.9%		Short-Term Investments and Net Other Assets 10.5%
* Foreign investments	0.4%	** Foreign investments	0.6%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.2%
Bandag, Inc.	5,900	$ 176,823
Keystone Automotive Industries, Inc. (a)	88,800	732,600
		909,423
Hotels Restaurants & Leisure - 2.5%
AFC Enterprises, Inc.	83,400	1,980,750
Applebee's International, Inc.	115,900	4,856,210
CEC Entertainment, Inc. (a)	28,900	1,481,125
Cedar Fair LP (depository unit)	22,400	476,896
Hollywood Casino Corp. Class A (a)	14,100	154,254
Ruby Tuesday, Inc.	222,600	4,240,530
Ryan's Family Steak Houses, Inc. (a)	122,300	1,465,154
Shuffle Master, Inc. (a)	25,700	763,290
		15,418,209
Household Durables - 0.1%
Tripath Technology, Inc.	112,000	862,400
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc. Class A (a)	7,400	59,496
Insight Enterprises, Inc. (a)	100,000	2,670,000
Ticketmaster Online CitySearch, Inc. Class B (a)	35,100	491,049
		3,220,545
Leisure Equipment & Products - 0.5%
Direct Focus, Inc. (a)	18,250	621,960
Midway Games, Inc. (a)	196,500	1,945,350
WMS Industries, Inc. (a)	24,100	502,967
		3,070,277
Media - 0.2%
Hungry Minds, Inc. (a)	5,000	37,000
Pegasus Communications Corp. (a)	36,400	866,684
World Wrestling Federation Entertainment, Inc. Class A (a)	6,600	89,958
		993,642
Specialty Retail - 1.4%
CDW Computer Centers, Inc. (a)	42,600	1,721,892
Chico's FAS, Inc. (a)	1,400	62,454
Christopher & Banks Corp. (a)	61,500	2,432,325
Copart, Inc. (a)	2,600	59,566
Restoration Hardware, Inc. (a)	296,000	1,568,800
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ultimate Electronics, Inc. (a)	49,300	$ 1,227,570
Wilsons Leather Experts, Inc. (a)	50,000	1,106,500
		8,179,107
Textiles & Apparel - 0.0%
Maxwell Shoe, Inc. Class A (a)	15,800	238,580
TOTAL CONSUMER DISCRETIONARY		32,892,183
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.6%
Longs Drug Stores Corp.	87,200	2,585,480
Wild Oats Markets, Inc. (a)	162,200	1,291,112
		3,876,592
Food Products - 0.7%
Delta & Pine Land Co.	25,800	616,620
Suiza Foods Corp. (a)	77,400	3,587,490
Tootsie Roll Industries, Inc.	1,200	58,032
		4,262,142
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)	53,600	980,880
TOTAL CONSUMER STAPLES		9,119,614
ENERGY - 21.1%
Energy Equipment & Services - 15.1%
BJ Services Co. (a)	9,758	802,596
Chiles Offshore, Inc.	14,100	348,270
Hanover Compressor Co. (a)	105,600	3,843,840
Horizon Offshore, Inc. (a)	273,100	6,622,675
Key Energy Services, Inc. (a)	221,900	2,922,423
Marine Drilling Companies, Inc. (a)	285,900	8,568,423
Maverick Tube Corp. (a)	99,800	2,435,120
National-Oilwell, Inc. (a)	273,200	10,805,060
Oceaneering International, Inc. (a)	122,000	2,903,600
Offshore Logistics, Inc. (a)	262,500	6,956,250
OSCA, Inc. Class A	115,200	3,052,800
Patterson Energy, Inc. (a)	304,600	10,499,562
Petroleum Helicopters, Inc. (a)	3,800	76,000
RPC, Inc.	41,700	625,500
TETRA Technologies, Inc. (a)	348,700	9,571,815
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Unit Corp. (a)	89,600	$ 1,815,296
Universal Compression Holdings, Inc.	185,200	6,667,200
UTI Energy Corp. (a)	262,200	9,019,680
W-H Energy Services, Inc.	149,600	4,399,736
		91,935,846
Oil & Gas - 6.0%
3Tec Energy Corp. (a)	168,200	2,941,818
Carrizo Oil & Gas, Inc. (a)	42,700	299,754
EEX Corp. (a)	150,000	622,500
Evergreen Resources, Inc. (a)	24,900	1,059,495
Frontier Oil Corp. (a)	222,900	2,697,090
Key Production Co., Inc. (a)	65,800	1,477,210
Prima Energy Corp. (a)	62,400	1,978,080
Quicksilver Resources, Inc. (a)	42,000	664,020
Remington Oil & Gas Corp. (a)	46,900	711,473
Spinnaker Exploration Co. (a)	230,300	10,478,650
Swift Energy Co. (a)	76,600	2,440,476
Ultramar Diamond Shamrock Corp.	121,100	5,462,821
Valero Energy Corp.	126,200	6,077,792
		36,911,179
TOTAL ENERGY		128,847,025
FINANCIALS - 5.5%
Banks - 0.1%
Mid-State Bancshares	42,200	624,560
Diversified Financials - 0.2%
Gabelli Asset Management, Inc. Class A (a)	26,100	1,030,689
Insurance - 4.5%
American Physicians Capital, Inc.	99,736	1,894,984
Arthur J. Gallagher & Co.	99,800	2,516,956
Berkshire Hathaway, Inc. Class A (a)	100	6,800,000
Conseco, Inc.	365,900	6,963,077
Markel Corp. (a)	22,200	4,356,750
Philadelphia Consolidated Holding Corp. (a)	155,772	4,336,692
Wesco Financial Corp.	1,090	324,929
		27,193,388
Real Estate - 0.7%
Healthcare Realty Trust, Inc.	2,500	60,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Meditrust Corp. unit (a)	385,100	$ 1,809,970
Ventas, Inc.	304,500	2,688,735
		4,558,705
TOTAL FINANCIALS		33,407,342
HEALTH CARE - 24.2%
Biotechnology - 0.2%
Embrex, Inc. (a)	25,300	354,200
Interneuron Pharmaceuticals, Inc. (a)	211,500	926,370
		1,280,570
Health Care Equipment & Supplies - 3.2%
1-800 CONTACTS, Inc. (a)	11,200	238,560
Biomet, Inc.	39,200	1,675,016
Curon Medical, Inc.	47,200	140,184
Datascope Corp.	45,100	1,708,388
DENTSPLY International, Inc.	3,600	141,048
ICU Medical, Inc. (a)	4,700	180,715
Invacare Corp.	77,900	2,749,870
Respironics, Inc. (a)	119,400	3,789,756
Sybron Dental Specialties, Inc. (a)	262,000	5,240,000
Vital Signs, Inc.	78,700	3,133,047
Young Innovations, Inc. (a)	9,950	199,498
		19,196,082
Health Care Providers & Services - 17.3%
AdvancePCS (a)	1,020	58,752
America Service Group, Inc. (a)	42,500	1,098,625
AmeriPath, Inc. (a)	236,260	5,897,050
AmeriSource Health Corp. Class A (a)	144,300	7,792,200
Amsurg Corp. Class A (a)	216,600	4,082,910
Andrx Group (a)	1,200	70,800
Apria Healthcare Group, Inc. (a)	55,800	1,449,126
Boron LePore & Associates, Inc. (a)	132,000	1,466,520
Caremark Rx, Inc. (a)	793,000	12,569,049
Corvel Corp. (a)	194,450	7,085,758
Curative Health Services, Inc. (a)	65,000	438,750
DaVita, Inc. (a)	31,200	549,120
First Health Group Corp. (a)	59,200	3,078,400
First Horizon Pharmaceutical Corp.	2,900	66,787
Health Management Associates, Inc. Class A (a)	700	12,544
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
HEALTHSOUTH Corp. (a)	713,300	$ 10,021,865
Henry Schein, Inc. (a)	136,600	5,248,172
Lincare Holdings, Inc. (a)	128,900	6,428,243
Manor Care, Inc. (a)	432,700	10,038,640
Mid-Atlantic Medical Services, Inc. (a)	50,000	1,016,500
National Healthcare Corp. (a)	10,000	103,500
Patterson Dental Co. (a)	10,300	314,768
RehabCare Group, Inc. (a)	99,700	3,743,735
Renal Care Group, Inc. (a)	214,600	6,133,268
Rightchoice Managed Care, Inc. (a)	33,700	1,368,220
Syncor International Corp. (a)	194,400	6,854,544
Trigon Healthcare, Inc. (a)	116,700	7,026,507
U.S. Physical Therapy, Inc. (a)	91,000	1,660,750
		105,675,103
Pharmaceuticals - 3.5%
Alpharma, Inc. Class A	213,378	4,826,610
Barr Laboratories, Inc. (a)	75,900	4,398,405
CIMA Labs, Inc. (a)	151,600	8,495,664
KV Pharmaceutical Co. Class A (a)	145,800	3,169,692
Medicis Pharmaceutical Corp. Class A (a)	7,200	357,840
		21,248,211
TOTAL HEALTH CARE		147,399,966
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	40,900	3,852,780
Engineered Support Systems, Inc.	159,825	4,236,961
Mercury Computer Systems, Inc. (a)	56,000	2,843,680
		10,933,421
Air Freight & Couriers - 0.6%
Expeditors International of Washington, Inc.	58,100	2,906,743
UTI Worldwide, Inc.	37,700	625,443
		3,532,186
Building Products - 0.1%
Insituform Technologies, Inc. Class A (a)	26,600	917,434
Commercial Services & Supplies - 12.0%
ABM Industries, Inc.	82,600	2,553,992
Ambassadors International, Inc.	30,300	610,545
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Angelica Corp.	800	$ 10,608
Career Education Corp. (a)	17,100	860,985
Chemed Corp.	97,100	3,330,530
ChoicePoint, Inc. (a)	205,000	7,605,500
Cintas Corp.	69,300	3,036,033
Corinthian Colleges, Inc. (a)	204,200	8,372,200
Covanta Energy Corp. (a)	323,200	5,979,200
Ecolab, Inc.	24,400	923,052
Education Management Corp. (a)	2,000	62,500
eFunds Corp.	419,500	8,180,250
FTI Consulting, Inc. (a)	366,100	5,656,245
Kroll-O'Gara Co. (a)	417,600	2,881,440
Landauer, Inc.	12,100	310,365
MedQuist, Inc. (a)	20,000	539,400
National Data Corp.	100,100	2,867,865
National Processing, Inc. (a)	196,300	4,585,568
Navigant Consulting, Inc. (a)	230,800	1,419,420
Right Management Consultants, Inc. (a)	60,200	1,078,182
Strayer Education, Inc.	102,000	4,253,400
The BISYS Group, Inc. (a)	93,400	4,501,880
Unifirst Corp.	185,600	2,951,040
Watson Wyatt & Co. Holdings	22,300	418,125
West Corp. (a)	2,900	72,645
		73,060,970
Electrical Equipment - 0.1%
C&D Technologies, Inc.	17,400	617,352
Machinery - 0.0%
CTB International Corp. (a)	17,500	163,450
TOTAL INDUSTRIALS		89,224,813
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.6%
Black Box Corp. (a)	54,700	3,182,993
Netro Corp. (a)	360,000	1,652,400
NetSolve, Inc. (a)	5,000	33,700
PC-Tel, Inc. (a)	172,200	1,639,344
Plantronics, Inc. (a)	150,700	2,947,692
ViaSat, Inc. (a)	16,700	292,751
		9,748,880
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
InFocus Corp. (a)	57,500	$ 1,121,825
O2Micro International Ltd.	151,200	1,366,848
		2,488,673
Electronic Equipment & Instruments - 0.2%
BEI Technologies, Inc.	37,400	935,000
ScanSource, Inc. (a)	5,400	260,010
		1,195,010
Internet Software & Services - 1.6%
Be Free, Inc. (a)	414,600	613,608
Braun Consulting, Inc. (a)	85,800	480,480
Digitas, Inc. (a)	60,400	268,780
FairMarket, Inc. (a)	370,900	463,625
FTD.com, Inc. Class A (a)	92,900	535,104
Homestore.com, Inc. (a)	9,000	287,550
Hotel Reservations Network, Inc. (a)	43,600	1,362,500
Interwoven, Inc. (a)	48,800	714,432
Netegrity, Inc. (a)	116,300	4,650,837
New Frontier Media, Inc. (a)	19,400	66,542
OTG Software, Inc. (a)	30,800	176,792
SmartForce PLC sponsored ADR (a)	1,900	68,381
Viant Corp. (a)	106,900	276,871
		9,965,502
IT Consulting & Services - 3.7%
Affiliated Computer Services, Inc. Class A (a)	80,500	5,796,000
CACI International, Inc. Class A (a)	139,900	4,681,054
Carreker Corp. (a)	168,000	4,109,280
Computer Sciences Corp. (a)	42,700	1,521,401
Forrester Research, Inc. (a)	68,000	1,571,480
Inforte Corp. (a)	121,500	1,233,225
Meta Group, Inc. (a)	23,800	53,550
New Horizons Worldwide, Inc. (a)	300	4,395
Scient Corp. (a)	302,500	450,725
SunGard Data Systems, Inc. (a)	50,000	2,763,500
		22,184,610
Semiconductor Equipment & Products - 4.3%
Cabot Microelectronics Corp.	26,350	1,686,927
ChipPac, Inc.	43,500	274,050
Cirrus Logic, Inc. (a)	188,500	3,065,010
Integrated Circuit Systems, Inc.	142,900	2,396,433
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
International Rectifier Corp. (a)	63,100	$ 3,502,050
LTX Corp. (a)	58,800	1,582,896
Microchip Technology, Inc. (a)	93,600	2,707,848
Oak Technology, Inc. (a)	306,500	3,414,410
Omnivision Technologies, Inc.	13,500	63,450
Pericom Semiconductor Corp. (a)	20,500	368,795
Photon Dynamics, Inc. (a)	34,000	1,054,000
PRI Automation, Inc. (a)	26,800	512,148
QuickLogic Corp. (a)	355,000	2,130,000
Silicon Laboratories, Inc. (a)	27,800	538,764
SpeedFam-IPEC, Inc. (a)	35,000	215,250
Supertex, Inc. (a)	89,500	1,607,420
Virage Logic Corp.	39,000	464,100
Xicor, Inc. (a)	149,700	747,003
		26,330,554
Software - 2.8%
Acclaim Entertainment, Inc. (a)	49,000	71,540
Actuate Corp. (a)	86,200	1,078,362
Avant! Corp. (a)	145,500	2,835,795
Documentum, Inc. (a)	55,300	827,841
Genomica Corp.	92,900	381,819
Infogrames, Inc. (a)	8,800	52,712
Informatica Corp. (a)	50,900	1,285,225
Interplay Entertainment Corp. (a)	29,000	55,100
J.D. Edwards & Co. (a)	747,300	5,903,670
MapInfo Corp. (a)	14,100	443,868
MICROS Systems, Inc. (a)	86,200	1,846,404
Numerical Technologies, Inc.	15,500	265,050
RadiSys Corp. (a)	41,600	877,760
Take-Two Interactive Software, Inc. (a)	51,500	717,910
The 3DO Co. (a)	201,600	445,536
		17,088,592
TOTAL INFORMATION TECHNOLOGY		89,001,821
MATERIALS - 0.5%
Chemicals - 0.1%
Terra Industries, Inc. (a)	130,500	495,900
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.4%
Century Aluminum Co.	102,300	$ 2,276,175
TOTAL MATERIALS		2,772,075
UTILITIES - 1.7%
Electric Utilities - 1.7%
Mirant Corp.	103,300	4,214,640
NRG Energy, Inc.	136,300	4,872,725
Reliant Resources, Inc.	2,900	87,000
Unisource Energy Corp.	63,900	1,483,119
		10,657,484
TOTAL COMMON STOCKS (Cost $500,191,436)		543,322,323
Cash Equivalents - 10.5%

Fidelity Cash Central Fund, 4.70% (b)	54,787,643	54,787,643
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	9,236,900	9,236,900
TOTAL CASH EQUIVALENTS (Cost $64,024,543)		64,024,543
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $564,215,979)		607,346,866
NET OTHER ASSETS - 0.4%		2,334,848
NET ASSETS - 100%		$ 609,681,714
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $573,887,658. Net unrealized appreciation aggregated $33,459,208, of which $47,327,246 related to appreciated investment securities and $13,868,038 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,939,362) (cost $564,215,979) - See accompanying schedule		$ 607,346,866
Cash		466,893
Receivable for investments sold		100,962,844
Receivable for fund shares sold		985,293
Dividends receivable		139,643
Interest receivable		218,252
Redemption fees receivable		199
Other receivables		17,511
Total assets		710,137,501
Liabilities
Payable for investments purchased	$ 90,213,775
Payable for fund shares redeemed	665,803
Accrued management fee	196,941
Other payables and accrued expenses	142,368
Collateral on securities loaned, at value	9,236,900
Total liabilities		100,455,787
Net Assets		$ 609,681,714
Net Assets consist of:
Paid in capital		$ 565,216,606
Undistributed net investment income		3,519,859
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,183,590)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,128,839
Net Assets, for 41,622,164 shares outstanding		$ 609,681,714
Net Asset Value, offering price and redemption price per share ($609,681,714 ÷ 41,622,164 shares)		$14.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 3,078,458
Special dividend from Pacific Gulf Properities		2,329,800
Interest		1,428,810
Security lending		298,036
Total income		7,135,104
Expenses
Management fee Basic fee	$ 1,978,111
Performance adjustment	(515,398)
Transfer agent fees	915,170
Accounting and security lending fees	102,223
Non-interested trustees' compensation	738
Custodian fees and expenses	14,632
Registration fees	28,741
Audit	9,521
Legal	4,970
Miscellaneous	2,040
Total expenses before reductions	2,540,748
Expense reductions	(112,357)	2,428,391
Net investment income		4,706,713
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(1,380,250)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(64,227,001)
Assets and liabilities in foreign currencies	(2,048)	(64,229,049)
Net gain (loss)		(65,609,299)
Net increase (decrease) in net assets resulting from operations		$ (60,902,586)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 4,706,713	$ 1,337,360
Net realized gain (loss)	(1,380,250)	78,302,468
Change in net unrealized appreciation (depreciation)	(64,229,049)	18,430,748
Net increase (decrease) in net assets resulting from operations	(60,902,586)	98,070,576
Distributions to shareholders From net investment income	(1,221,243)	(767,622)
From net realized gain	(30,002,781)	-
Total distributions	(31,224,024)	(767,622)
Share transactions Net proceeds from sales of shares	81,451,830	245,255,488
Reinvestment of distributions	30,621,450	750,509
Cost of shares redeemed	(91,103,230)	(219,307,706)
Net increase (decrease) in net assets resulting from share transactions	20,970,050	26,698,291
Redemption fees	127,307	778,693
Total increase (decrease) in net assets	(71,029,253)	124,779,938
Net Assets
Beginning of period	680,710,967	555,931,029
End of period (including undistributed net investment income of $3,519,859 and $74,461, respectively)	$ 609,681,714	$ 680,710,967
Other Information Shares
Sold	5,375,335	14,496,901
Issued in reinvestment of distributions	1,925,887	49,213
Redeemed	(6,025,386)	(13,240,002)
Net increase (decrease)	1,275,836	1,306,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G	1999 H	1998 H	1997 H	1996 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 14.24	$ 13.83	$ 18.11	$ 13.06	$ 13.89	$ 10.93
Income from Investment Operations
Net investment income	.11 D, E	.03 D	.01 D	.07 D	.10 D	.06 D	.07
Net realized and unrealized gain (loss)	(1.56)	2.60	.47	(3.71)	6.20	(.39)	3.74
Total from investment operations	(1.45)	2.63	.48	(3.64)	6.30	(.33)	3.81
Less Distributions
From net investment income	(.03)	(.02)	(.07)	(.04)	(.13)	(.01)	(.08)
From net realized gain	(.74)	-	-	(.61)	(1.14)	(.51)	(.77)
Total distributions	(.77)	(.02)	(.07)	(.65)	(1.27)	(.52)	(.85)
Redemption fees added to paid in capital	.00	.02	-	.01	.02	.02	-
Net asset value, end of period	$ 14.65	$ 16.87	$ 14.24	$ 13.83	$ 18.11	$ 13.06	$ 13.89
Total Return B, C	(8.95)%	18.62%	3.48%	(20.61)%	50.21%	(2.38)%	35.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 609,682	$ 680,711	$ 555,931	$ 591,051	$ 918,572	$ 450,666	$ 554,573
Ratio of expenses to average net assets	.83% A	.88%	.86% A	.89%	1.01%	.95%	1.01%
Ratio of expenses to average net assets after expense reductions	.79% A, F	.84% F	.82% A, F	.85% F	.97% F	.90% F	.99% F
Ratio of net investment income to average net assets	1.53% A	.20%	.15% A	.48%	.63%	.41%	.39%
Portfolio turnover rate	397% A	159%	173% A	96%	88%	176%	192%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend from Pacific Gulf Properties which amounted to $.06 per share.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Six months ended October 31.

H Year ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. On June 14, 2001, the Board of Trustees approved a change in the name of Fidelity Small Cap Selector to Fidelity Small Cap Independence Fund effective on or about July 15, 2001. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information".

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Foreign Currency Contracts - continued

U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,139,530,519 and $1,139,562,839, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is 0.35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets after the performance adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $68,853 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $83,064 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,200 and $21,093, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCS-SANN-0601 135427
1.538515.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

TechnoQuant® Growth

Fund

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® TechnoQuant® Growth	-13.07%	-13.67%	69.57%
S&P 500 ®	-12.07%	-12.97%	82.50%
Capital Appreciation Funds Average	-16.56%	-17.05%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case six months, one year or since the fund started on November 12, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 330 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity TechnoQuant Growth	-13.67%	12.55%
S&P 500	-12.97%	14.42%
Capital Appreciation Funds Average	-17.05%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® TechnoQuant® Growth Fund on November 12, 1996, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $16,957 - a 69.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,250 - an 82.50% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2001, the six month and one year cumulative total return for the multi-cap core funds average were -10.78% and -10.65%, respectively. The one year average annual total return was -10.65%. The six month and one year cumulative total returns for the multi-cap supergroup average were -10.81% and -7.30%, respectively. The one year average annual total return was -7.30%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
Note to shareholders: John Chow became Portfolio Manager of Fidelity TechnoQuant Growth Fund on April 12, 2001.

Q. How did the fund perform, John?

A. For the six months that ended April 30, 2001, the fund returned -13.07%, while its benchmark index, the Standard & Poor's 500 Index, returned -12.07%. The capital appreciation funds average tracked by Lipper Inc. had a return of -16.56% for the same six-month period. For the 12 months that ended April 30, 2001, the fund returned -13.67% versus a -12.97% return for the S&P 500® and a -17.05% return for the capital appreciation funds average.

Q. The fund trailed the S&P 500 slightly, but outperformed the peer group during the six-month period. Why?

A. The fund did better than the Lipper group by being more defensively positioned. In particular, the fund had a lower weighting than the peer group average in the technology sector, which performed very poorly for most of the period. The fund also maintained significantly higher weightings than its average peer in sectors such as health care, utilities and energy, which all did quite well during most of the period. The fund trailed the S&P 500 mainly as a result of the poor performance of a handful of holdings in the biotechnology sector and not owning enough of the good names in the retail sector, such as Wal-Mart and J. Jill, a specialty marketer of women's apparel. However, for the most part the fund was positioned appropriately in terms of its industry allocations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. You've run the fund for only about two weeks, John. Did you make any changes in positioning after you took it over?

A. I made a couple of changes that brought the fund's sector allocations closer to neutral relative to the S&P 500 weightings. I increased the fund's exposure in the technology sector and trimmed our positions in the energy sector. Both changes have turned out to be beneficial thus far to fund performance.

Q. What stocks did the most to help performance?

A. Arch Coal, one of the fund's top 10 holdings, was a strong contributor to performance. Arch is a coal mining company that benefited from strong pricing trends as a result of low inventories of coal at the utility companies and spiking natural gas prices. Philip Morris, another top 10 holding, also did well. The stock benefited from an improving tobacco litigation environment and from investor excitement in advance of the planned initial public offering for its Kraft Foods division. The fund's large position in Tosco Corp. further contributed to performance when Tosco became Phillips Petroleum's acquisition target in early February.

Q. Were there any particular disappointments?

A. The fund's technology holdings as a group were the biggest detractor from performance. The downturn in technology-related capital spending affected virtually every blue-chip firm in the sector, including Cisco Systems, Sun Microsystems, Intel, Oracle and EMC. As mentioned before, there also were several biotechnology sector stocks that didn't do as well as expected, among them Vertex Pharmaceuticals, Millennium Pharmaceuticals and Protein Design Labs. Vertex and Millennium are no longer in the fund.

Q. What's your near-term outlook, John?

A. Historically, a falling interest-rate environment - as we're now experiencing - has been favorable for the subsequent performance of stocks. However, it's very difficult to catch the turning point. I believe market activity for the next six months, especially in the technology sector, will likely continue to be quite volatile. In this kind of market environment, I think it's important to minimize any unintended sector weighting deviations from the benchmark and achieve outperformance through superior stock selection.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: long-term capital appre-ciation by investing primarily in common stocks, using a quantitative approach that emphasizes technical factors

Fund number: 333

Trading symbol: FTQGX

Start date: November 12, 1996

Size: as of April 30, 2001, more than $61 million

Manager: John Chow, since April 2001; manager, Fidelity Advisor TechnoQuant Growth Fund, since April 2001; equity subportfolio manager, Fidelity Asset Manager: Income, since 2000; joined Fidelity in 1994

3

John Chow on his initial approach to managing TechnoQuant Growth:

"To date, the fund has been managed on the basis of approximately 90% technical indicators, which are derived by analyzing movements of stock prices and trading volumes, and 10% fundamental factors, which are based on information in companies' balance sheets and income statements, among other things. The fund's stock selection process will continue to be driven predominantly by technical indicators. However, I intend to increase the fund's focus on models that are based on fundamental analysis to about 30%. This slight change reflects my view that a stock showing great technical strength needs to be supported by good fundamental characteristics. I believe this will keep the fund away from speculative names and protect shareholder value.

"My background and experience are in quantitative modeling and fund management. Quantitative methods will be used extensively not only in the stock selection process, but also in managing the overall risk of the fund. One of the ways I plan to control risk is to keep a close watch on any unintended sector deviations from benchmark weightings. When it is advantageous for the fund, I will tilt slightly toward more promising sectors, but the primary driver of fund performance should remain good stock selection."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.3	4.2
Microsoft Corp.	3.2	2.6
Citigroup, Inc.	2.8	2.6
Exxon Mobil Corp.	2.7	2.5
Philip Morris Companies, Inc.	2.4	1.3
Arch Coal, Inc.	1.7	0.0
International Business Machines Corp.	1.7	1.3
Merck & Co., Inc.	1.6	0.6
El Paso Corp.	1.6	0.0
Wal-Mart Stores, Inc.	1.4	1.5
	23.4
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.2	28.0
Financials	15.4	9.5
Health Care	14.3	14.6
Consumer Discretionary	13.3	8.0
Industrials	10.5	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Stocks 97.1%		Stocks 96.3%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	1.6%	** Foreign investments	4.7%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.2%
General Motors Corp.	1,700	$ 93,177
Hotels Restaurants & Leisure - 3.4%
Anchor Gaming (a)	5,700	310,650
Argosy Gaming Co. (a)	12,300	343,170
International Game Technology (a)	6,300	352,359
Ruby Tuesday, Inc.	16,100	306,705
Shuffle Master, Inc. (a)	14,200	421,740
Starbucks Corp. (a)	18,000	348,300
		2,082,924
Household Durables - 1.0%
Lennar Corp.	7,300	319,521
M.D.C. Holdings, Inc.	7,500	322,650
		642,171
Leisure Equipment & Products - 1.2%
Callaway Golf Co.	13,400	325,084
Direct Focus, Inc. (a)	11,900	405,552
		730,636
Media - 0.9%
TMP Worldwide, Inc. (a)	11,500	554,760
Multiline Retail - 1.4%
Wal-Mart Stores, Inc.	17,300	895,102
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	8,800	293,040
Burlington Coat Factory Warehouse Corp.	14,400	296,640
Copart, Inc. (a)	15,600	357,396
Genesco, Inc. (a)	6,600	188,760
Pacific Sunwear of California, Inc. (a)	10,200	284,172
Rent-A-Center, Inc. (a)	3,800	137,560
Talbots, Inc.	6,800	284,580
		1,842,148
Textiles & Apparel - 2.2%
Coach, Inc.	2,941	95,406
Nautica Enterprises, Inc. (a)	18,100	332,497
Polo Ralph Lauren Corp. Class A (a)	10,800	280,800
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Reebok International Ltd. (a)	12,700	$ 325,501
Tommy Hilfiger Corp. (a)	29,300	353,358
		1,387,562
TOTAL CONSUMER DISCRETIONARY		8,228,480
CONSUMER STAPLES - 7.0%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	11,200	447,888
PepsiCo, Inc.	16,500	722,865
		1,170,753
Food & Drug Retailing - 0.7%
Sysco Corp.	15,200	427,424
Food Products - 1.0%
Delta & Pine Land Co.	13,300	317,870
McCormick & Co., Inc. (non-vtg.)	5,500	216,150
Sara Lee Corp.	3,923	78,107
		612,127
Tobacco - 3.4%
Philip Morris Companies, Inc.	30,200	1,513,322
RJ Reynolds Tobacco Holdings, Inc.	5,400	316,278
Universal Corp.	8,300	321,210
		2,150,810
TOTAL CONSUMER STAPLES		4,361,114
ENERGY - 6.7%
Energy Equipment & Services - 2.5%
ENSCO International, Inc.	8,700	338,430
Key Energy Services, Inc. (a)	13,800	181,746
Noble Drilling Corp. (a)	3,700	179,450
Offshore Logistics, Inc. (a)	6,700	177,550
Patterson Energy, Inc. (a)	4,400	151,668
Santa Fe International Corp.	4,100	155,800
Tidewater, Inc.	3,400	159,358
W-H Energy Services, Inc.	7,200	211,752
		1,555,754
Oil & Gas - 4.2%
Cross Timbers Oil Co.	5,400	146,610
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	18,600	$ 1,647,960
Tosco Corp.	17,300	796,665
		2,591,235
TOTAL ENERGY		4,146,989
FINANCIALS - 15.4%
Banks - 7.6%
AmSouth Bancorp.	10,800	185,220
BB&T Corp.	5,300	187,726
Charter One Financial, Inc.	6,700	196,310
First Tennessee National Corp.	6,100	199,287
First Union Corp.	5,820	174,425
Greenpoint Financial Corp.	5,600	206,080
Indymac Bancorp, Inc. (a)	6,200	141,980
National City Corp.	7,100	193,191
Northern Trust Corp.	6,400	416,192
PNC Financial Services Group, Inc.	11,600	754,812
Regions Financial Corp.	6,300	191,835
SouthTrust Corp.	4,400	209,220
Synovus Finanical Corp.	13,400	385,652
U.S. Bancorp	14,800	313,464
Wachovia Corp.	3,000	182,400
Washington Federal, Inc.	7,400	188,774
Washington Mutual, Inc.	3,800	189,734
Wells Fargo & Co.	4,500	211,365
Wilmington Trust Corp.	3,300	190,740
		4,718,407
Diversified Financials - 6.2%
American Express Co.	6,600	280,104
Citigroup, Inc.	35,333	1,736,617
Countrywide Credit Industries, Inc.	6,114	260,884
Eaton Vance Corp. (non-vtg.)	9,600	310,080
Fannie Mae	7,100	569,846
Freddie Mac	7,700	506,660
J.P. Morgan Chase & Co.	3,700	177,526
		3,841,717
Insurance - 1.0%
Fidelity National Financial, Inc.	11,800	276,238
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
First American Corp.	8,500	$ 169,575
Jefferson-Pilot Corp.	4,050	188,973
		634,786
Real Estate - 0.6%
Storage USA, Inc.	5,300	178,875
Ventas, Inc.	16,700	147,461
		326,336
TOTAL FINANCIALS		9,521,246
HEALTH CARE - 14.3%
Biotechnology - 3.1%
Amgen, Inc. (a)	10,100	617,514
Biochem Pharma, Inc. (a)	9,100	287,739
Genzyme Corp. - General Division (a)	3,400	370,498
IDEC Pharmaceuticals Corp. (a)	3,400	167,280
Protein Design Labs, Inc. (a)	6,900	443,325
		1,886,356
Health Care Equipment & Supplies - 2.7%
Biomet, Inc.	13,800	589,674
I-Stat Corp. (a)	9,500	165,585
Medtronic, Inc.	9,800	437,080
Resmed, Inc. (a)	6,600	295,680
St. Jude Medical, Inc. (a)	2,600	148,850
		1,636,869
Health Care Providers & Services - 2.8%
AdvancePCS (a)	6,300	362,880
HCA - The Healthcare Co.	15,800	611,460
Henry Schein, Inc. (a)	5,400	207,468
Manor Care, Inc. (a)	24,800	575,360
		1,757,168
Pharmaceuticals - 5.7%
American Home Products Corp.	10,900	629,475
Bristol-Myers Squibb Co.	10,800	604,800
Eli Lilly & Co.	2,200	187,000
King Pharmaceuticals, Inc. (a)	10,037	422,859
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	13,100	$ 995,207
Pfizer, Inc.	16,275	704,708
		3,544,049
TOTAL HEALTH CARE		8,824,442
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.9%
Boeing Co.	5,300	327,540
L-3 Communications Holdings, Inc. (a)	3,400	262,650
Lockheed Martin Corp.	17,700	622,332
		1,212,522
Airlines - 0.3%
Southwest Airlines Co.	9,750	177,548
Building Products - 0.5%
Armstrong Holdings, Inc.	86,200	293,080
Commercial Services & Supplies - 1.2%
Angelica Corp.	15,400	204,204
Career Education Corp. (a)	7,100	357,485
Cendant Corp. (a)	10,500	186,270
		747,959
Construction & Engineering - 0.3%
Emcor Group, Inc. (a)	4,600	163,070
Industrial Conglomerates - 5.7%
General Electric Co.	55,500	2,693,415
Tyco International Ltd.	16,200	864,594
		3,558,009
Road & Rail - 0.6%
Union Pacific Corp.	6,400	364,096
TOTAL INDUSTRIALS		6,516,284
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	13,504	229,298
Emulex Corp. (a)	10,100	362,691
QUALCOMM, Inc. (a)	1,900	108,984
Scientific-Atlanta, Inc.	4,000	230,920
		931,893
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	22,700	$ 578,623
Avid Technology, Inc. (a)	20,300	352,205
EMC Corp.	12,300	487,080
International Business Machines Corp.	9,200	1,059,288
Sun Microsystems, Inc. (a)	8,400	143,808
		2,621,004
Electronic Equipment & Instruments - 1.1%
CyberOptics Corp. (a)	6,600	66,132
Intermagnetics General Corp.	13,800	339,480
Jabil Circuit, Inc. (a)	4,600	133,584
Sanmina Corp. (a)	4,000	116,600
		655,796
IT Consulting & Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	3,400	244,800
Electronic Data Systems Corp.	2,700	174,150
SunGard Data Systems, Inc. (a)	2,800	154,756
		573,706
Semiconductor Equipment & Products - 4.9%
Advanced Micro Devices, Inc. (a)	10,400	322,400
Applied Materials, Inc. (a)	4,200	229,320
Applied Micro Circuits Corp. (a)	12,100	314,842
Broadcom Corp. Class A (a)	2,000	83,120
Intel Corp.	25,600	791,296
LAM Research Corp. (a)	6,000	177,600
Micron Technology, Inc. (a)	3,000	136,140
National Semiconductor Corp. (a)	9,900	285,120
Teradyne, Inc. (a)	9,300	367,350
Varian Semiconductor Equipment Associates, Inc. (a)	4,800	218,640
Xilinx, Inc. (a)	2,300	109,181
		3,035,009
Software - 5.6%
Adobe Systems, Inc.	3,700	166,204
Autodesk, Inc.	4,000	139,440
BMC Software, Inc. (a)	4,200	101,598
Electronic Arts, Inc. (a)	1,000	56,620
Microsoft Corp. (a)	29,110	1,972,203
Openwave Systems, Inc. (a)	3,300	114,213
Oracle Corp. (a)	14,300	231,088
PeopleSoft, Inc. (a)	3,800	140,752
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	7,500	$ 275,850
Siebel Systems, Inc. (a)	2,500	113,950
Synopsys, Inc. (a)	2,200	126,346
		3,438,264
TOTAL INFORMATION TECHNOLOGY		11,255,672
MATERIALS - 3.1%
Chemicals - 0.5%
Sigma Aldrich Corp.	6,500	299,260
Metals & Mining - 2.6%
Alcoa, Inc.	2,200	91,080
Arch Coal, Inc.	35,000	1,083,250
Barrick Gold Corp.	13,600	222,581
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	8,300	117,528
Shaw Group (a)	1,900	108,300
		1,622,739
TOTAL MATERIALS		1,921,999
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
BellSouth Corp.	7,000	293,720
SBC Communications, Inc.	8,900	367,125
		660,845
UTILITIES - 7.5%
Electric Utilities - 5.6%
American Electric Power Co., Inc.	14,000	690,760
Black Hills Corp.	3,100	159,247
Calpine Corp. (a)	3,300	188,067
Dominion Resources, Inc.	2,900	198,621
Entergy Corp.	5,700	230,850
PPL Corp.	10,400	572,000
Public Service Co. of New Mexico	9,700	350,461
Reliant Energy, Inc.	3,900	193,245
Reliant Resources, Inc.	1,100	33,000
TXU Corp.	15,000	659,400
Unisource Energy Corp.	9,200	213,532
		3,489,183
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 1.6%
El Paso Corp.	14,320	$ 985,216
Multi-Utilities - 0.3%
Aquila, Inc.	600	18,186
Questar Corp.	5,400	173,718
		191,904
TOTAL UTILITIES		4,666,303
TOTAL COMMON STOCKS (Cost $52,929,777)		60,103,374
Cash Equivalents - 8.1%

Fidelity Cash Central Fund, 4.70% (b)	4,187,931	4,187,931
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	861,868	861,868
TOTAL CASH EQUIVALENTS (Cost $5,049,799)		5,049,799
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $57,979,576)		65,153,173
NET OTHER ASSETS - (5.2)%		(3,249,853)
NET ASSETS - 100%		$ 61,903,320
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $58,852,777. Net unrealized appreciation aggregated $6,300,396, of which $8,870,725 related to appreciated investment securities and $2,570,329 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $844,841) (cost $57,979,576) - See accompanying schedule		$ 65,153,173
Receivable for investments sold		934,422
Receivable for fund shares sold		56,065
Dividends receivable		24,684
Interest receivable		11,504
Redemption fees receivable		20
Other receivables		839
Total assets		66,180,707
Liabilities
Payable for investments purchased	$ 3,308,331
Payable for fund shares redeemed	35,641
Accrued management fee	36,192
Other payables and accrued expenses	35,355
Collateral on securities loaned, at value	861,868
Total liabilities		4,277,387
Net Assets		$ 61,903,320
Net Assets consist of:
Paid in capital		$ 59,771,148
Undistributed net investment income		21,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,062,839)
Net unrealized appreciation (depreciation) on investments		7,173,597
Net Assets, for 4,880,389 shares outstanding		$ 61,903,320
Net Asset Value, offering price and redemption price per share ($61,903,320 ÷ 4,880,389 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 391,447
Interest		70,966
Security lending		6,105
Total income		468,518
Expenses
Management fee Basic fee	$ 187,010
Performance adjustment	36,642
Transfer agent fees	96,701
Accounting and security lending fees	30,070
Non-interested trustees' compensation	122
Custodian fees and expenses	4,538
Registration fees	13,634
Audit	14,137
Legal	374
Miscellaneous	204
Total expenses before reductions	383,432
Expense reductions	(9,287)	374,145
Net investment income		94,373
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,789,835)
Foreign currency transactions	84	(4,789,751)
Change in net unrealized appreciation (depreciation) on investment securities		(4,817,415)
Net gain (loss)		(9,607,166)
Net increase (decrease) in net assets resulting from operations		$ (9,512,793)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 94,373	$ 63,703
Net realized gain (loss)	(4,789,751)	6,884,314
Change in net unrealized appreciation (depreciation)	(4,817,415)	2,357,435
Net increase (decrease) in net assets resulting from operations	(9,512,793)	9,305,452
Distributions to shareholders From net investment income	(91,199)	(135,426)
From net realized gain	(5,702,211)	(6,734,005)
Total distributions	(5,793,410)	(6,869,431)
Share transactions Net proceeds from sales of shares	6,829,263	32,046,844
Reinvestment of distributions	5,601,948	6,673,904
Cost of shares redeemed	(7,689,009)	(18,982,388)
Net increase (decrease) in net assets resulting from share transactions	4,742,202	19,738,360
Redemption fees	1,280	18,927
Total increase (decrease) in net assets	(10,562,721)	22,193,308
Net Assets
Beginning of period	72,466,041	50,272,733
End of period (including undistributed net investment income of $21,414 and $22,521, respectively)	$ 61,903,320	$ 72,466,041
Other Information Shares
Sold	509,814	1,998,238
Issued in reinvestment of distributions	403,308	457,742
Redeemed	(584,848)	(1,188,846)
Net increase (decrease)	328,274	1,267,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.92	$ 15.30	$ 12.03	$ 12.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.02	.03	.04	(.04)
Net realized and unrealized gain (loss)	(1.99)	2.63	3.50	(.03)	2.64
Total from investment operations	(1.97)	2.65	3.53	.01	2.60
Less Distributions
From net investment income	(.02)	(.04)	(.02)	-	-
From net realized gain	(1.25)	(1.99)	(.24)	(.61)	-
Total distributions	(1.27)	(2.03)	(.26)	(.61)	-
Redemption fees added to paid in capital	.00	.00	.00	.01	.02
Net asset value, end of period	$ 12.68	$ 15.92	$ 15.30	$ 12.03	$ 12.62
Total Return B, C	(13.07)%	18.54%	29.80%	.45%	26.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,903	$ 72,466	$ 50,273	$ 48,003	$ 92,733
Ratio of expenses to average net assets	1.21% A	1.03%	.89%	.91%	1.24% A
Ratio of expenses to average net assets after expense reductions	1.18% A, F	1.02% F	.86% F	.88% F	1.24% A
Ratio of net investment income (loss) to average net assets	.30% A	.10%	.22%	.35%	(.35)% A
Portfolio turnover rate	170% A	94%	128%	334%	296% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 12, 1996 (commencement of operations) to October 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity TechnoQuant Growth Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Foreign Currency Contracts - continued

do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,137,309 and $52,233,854, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .71% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,700 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,661 under this arrangement.

In addition, through an arrangement with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $19 and $607, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

The Chase Manhattan Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TQG-SANN-0601 134504
1.703563.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Value

Fund

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Value	19.92%	20.20%	66.25%	301.80%
S&P 500 ®	-12.07%	-12.97%	106.10%	313.69%
Russell Midcap Value	9.30%	19.60%	93.20%	337.01%
Capital Appreciation Funds Average	-16.56%	-17.05%	78.01%	275.54%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. You can also compare the fund's return to the performance of the Russell Midcap Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 330 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Value	20.20%	10.70%	14.92%
S&P 500	-12.97%	15.56%	15.25%
Russell Midcap Value	19.60%	14.08%	15.89%
Capital Appreciation Funds Average	-17.05%	10.68%	13.02%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Value Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $40,180 - a 301.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,369 - a 313.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of April 30, 2001, the six month, one year, five year and 10 year cumulative total returns for the mid-cap value funds average were, 10.29%, 20.07%, 87.99% and 267.76%, respectively; and the one year, five year and 10 year average annual total returns were, 20.07%, 12.79%, and 13.19%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The U.S. stock market continued its volatile ways during the six-month period ending April 30, 2001. Of the 123 trading sessions that comprised the period, the Dow Jones Industrial AverageSM - a popular measure of blue-chip stock performance - closed up or down by more than 100 points following 51 of those sessions. Further, of those 51 days, the Dow saw a movement of 200 or more points on 22 occasions. Amazingly, after all the daily fluctuations, the Dow finished the six-month period down just 1.37%. The technology-intensive NASDAQ Composite® Index, however, was a different story, tumbling 37.12% during the six-month stretch. The much-maligned technology sector - which suffered from overcapacity and under-demand in areas such as semiconductors, networking and optical equipment - experienced snapbacks in January and April, but the rebounds were temporary. Instead, investors generally favored value and stable-growth stocks over riskier alternatives. The Russell 3000® Value Index ended the period in positive territory, finishing with a return of 0.78%. The Federal Reserve Board tried its best to stimulate economic growth during the period - cutting short-term interest rates by two full percentage points - but the impact was minimal. Negative labor market trends in March and April - combined with soaring gasoline and electricity prices - made consumer confidence tenuous at best, though there were some positive signs as the period came to a close.

(Portfolio Manager photograph)
An interview with Rich Fentin, Portfolio Manager of Fidelity Value Fund

Q. How did the fund perform, Rich?

A. Quite well. During the six-month period that ended April 30, 2001, the fund returned 19.92%, compared to -12.07% for the Standard & Poor's 500SM Index, 9.30% for the Russell Midcap® Value Index and -16.56% for the capital appreciation funds average tracked by Lipper Inc. For the 12 months that ended April 30, 2001, the fund returned 20.20%, while the S&P 500® fell 12.97%, the Russell index gained 19.60% and the Lipper average fell 17.05%.

Q. What were the main reasons the fund performed so well during the past six months?

A. On the whole, value stocks led the market while growth-oriented stocks suffered another leg of a correction that began in early 2000. When growth stocks crumbled during the fourth quarter of 2000, the fund's value stocks - those that had been neglected by the market in recent years - began to perk up. In this environment, owning a diverse portfolio of these overlooked securities benefited the fund, as the market broadened away from technology toward companies in other less growth-oriented sectors. Underweighting technology at this time was a major contributor to the fund's performance. Additionally, emphasizing mid-cap stocks helped boost the fund's return relative to its benchmarks - all of which had a higher median market capitalization - because investors favored smaller-cap stocks over larger ones.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies did you pursue?

A. Early in the period, I was buying materials stocks, such as Nucor, Phelps Dodge, Alcoa and Dow, which had become incredibly cheap after experiencing a recession in industrial production. At this time, the National Association of Purchasing Managers index fell sharply, meaning that demand for raw materials was declining. I saw this as an opportunity to position the fund ahead of a potential rebound in the sector, should the economy improve. While industrial production failed to pick up before the end of the period, this sector positioning enhanced performance as investors began to appreciate these cyclical stocks. As a result of more favorable valuations, I also increased the fund's holdings in telephone utility stocks, including BellSouth and BroadWing; newspaper company stocks, such as New York Times and Gannett; and the fund's technology weighting, making it closer to the Russell index. Overall, these strategies helped performance but, in some cases, the period ended before the stocks could participate in a recovery.

Q. What was your strategy with financial stocks during the six-month period?

A. When the Federal Reserve Board began aggressively cutting interest rates in January, I decided it was time to stop playing defense and put some offense onto the field. I reduced some defensive positions in strong-performing government-sponsored enterprises, such as Fannie Mae and Freddie Mac, and non-credit financials, and added several credit-sensitive banking stocks, such as Bank of America and First Union. This strategy was based on my belief that the outlook for credit should improve as a result of the Fed's action. If I did anything wrong, it was that I didn't act sooner on this strategy, because bank stocks performed well.

Q. What specific stocks performed well? Which disappointed?

A. The fund's top performer, American Standard Companies, a maker of air-conditioning systems, plumbing products and automobile braking systems, rose more than 31% on its strengthening cash flow and fulfilled earnings expectations. Investors seeking stable earnings growth in a difficult market also flocked to waste management companies Republic Services and Waste Management, which were among the fund's top performers. On the down side, investors punished enterprise and supply-chain software company J.D. Edwards, the fund's biggest detractor, for slowing sales and lowered earnings guidance. Specialty chemicals manufacturer W.R. Grace entered government bankruptcy protection and was plagued by both higher production costs and a rising number of asbestos-related injury claims.

Q. What's your outlook for value stocks, Rich?

A. I'm cautiously optimistic. Among economic indicators, we've now had four straight interest-rate cuts from the Fed. The bond yield curve is steepening. And the bad commercial credit cycle is probably cresting. These three factors bode well for an economic recovery at some point in the future. With respect to my strategies, I'm looking for a pretty sharp rebound in industrial production because the three big factors that hurt it in 2000 - a weakening euro, rising interest rates and higher energy costs - all began reversing course recently. However, I have two chief concerns. First, if the economy gets worse and consumer spending declines sharply, few stocks will be spared. So far, we've not seen a substantial drop-off in consumer spending. The other risk is that another sector, such as technology, could surge again and make value stocks look relatively less attractive. However, I don't think that's likely to happen.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers; the fund also invests in companies that possess valuable fixed assets or that are undervalued in the marketplace

Fund number: 039

Trading symbol: FDVLX

Start date: December 1, 1978

Size: as of April 30, 2001, more than $4.2 billion

Manager: Rich Fentin, since 1996; manager, Fidelity Puritan Fund, 1987-1996; Fidelity Value Fund, April 1992-December 1992; Fidelity Growth Company Fund, 1983-1987; joined Fidelity in 1980

3

Rich Fentin
on value investing:

"Because a narrow band of technology stocks dominated the market during the late 1990s, many investors sought to liberalize the definition of value investing. The narrow market caused a small universe of stocks to become so ridiculously expensive that some value fund managers had to justify owning them to shareholders. Hence the new terms ´relative value' and ´deep value.' However, without a doubt, the expensive stocks owned by these investors were not value stocks. To me, a value stock must be cheap regardless of its fundamentals. Eventually, patient value investors were rewarded for their discipline. The euphoria that sent technology stocks soaring caused another universe of solid companies to get incredibly cheap. When the market turned around in 2000, these value stocks shined.

"During the past few years, there also was talk that value investing was dead. This is a myth. During the past 10 years, the Russell 3000® Value Index returned 326%, while the Russell 3000 Growth Index returned 260%. Similarly, the average large-cap value fund tracked by Lipper Inc. gained 266% during the same period, while the average large-cap growth fund advanced 264%. In the mid-cap range, growth funds have the advantage, but among small-cap funds, value again outperformed, according to Lipper. The stock market has experienced several cycles of ´irrational exuberance' in sectors. Recently, we've seen growth stocks give back most of their gains, while value stocks have outperformed. Such an experience should help long-term investors recognize the importance of owning value stocks as part of a diversified portfolio."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
American Standard Companies, Inc.	2.8	3.6
Republic Services, Inc.	2.5	2.6
Waste Management, Inc.	1.7	2.0
Harsco Corp.	1.6	1.8
Freddie Mac	1.1	2.2
John H. Harland Co.	1.1	0.9
Fannie Mae	1.1	2.3
CNF, Inc.	1.0	2.4
Consolidated Stores Corp.	1.0	2.1
Snap-On, Inc.	1.0	1.7
	14.9
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.7	36.5
Financials	15.7	14.9
Consumer Discretionary	15.0	11.2
Materials	10.1	9.8
Energy	6.8	5.8
Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 * *
	Stocks 91.4%		Stocks 94.6%
	Convertible Securities 0.7%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	0.6%	** Foreign investments	1.4%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.3%
Snap-On, Inc.	1,484,400	$ 43,048
TRW, Inc.	322,300	12,396
		55,444
Hotels Restaurants & Leisure - 2.8%
AFC Enterprises, Inc.	4,000	95
Harrah's Entertainment, Inc. (a)	681,900	23,526
Hilton Hotels Corp.	1,010,000	11,161
MGM Mirage, Inc. (a)	378,300	11,375
Outback Steakhouse, Inc. (a)	689,900	20,000
Papa John's International, Inc. (a)	122,100	3,407
Six Flags, Inc. (a)	350,000	7,679
Tricon Global Restaurants, Inc. (a)	695,700	31,181
Wendy's International, Inc.	369,600	9,362
		117,786
Household Durables - 2.2%
Black & Decker Corp.	875,500	34,897
Furniture Brands International, Inc. (a)	580,000	13,149
Leggett & Platt, Inc.	1,342,900	26,066
Maytag Corp.	258,200	8,972
Whirlpool Corp.	205,200	11,444
		94,528
Leisure Equipment & Products - 0.1%
Brunswick Corp.	339,200	6,804
Media - 3.3%
Clear Channel Communications, Inc. (a)	183,000	10,211
E.W. Scripps Co. Class A	30,000	1,927
Fox Entertainment Group, Inc. Class A (a)	1,079,840	24,782
Gannett Co., Inc.	465,600	30,054
Knight-Ridder, Inc.	323,300	17,507
NTL, Inc. (a)	90,000	2,618
Reader's Digest Association, Inc. Class A (non-vtg.)	258,271	7,141
The New York Times Co. Class A	589,500	24,187
Tribune Co.	460,200	19,393
		137,820
Multiline Retail - 2.0%
Consolidated Stores Corp. (a)	3,922,760	43,150
Dillards, Inc. Class A	512,300	8,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Federated Department Stores, Inc. (a)	633,200	$ 27,215
Sears, Roebuck & Co.	135,300	4,986
		84,029
Specialty Retail - 3.1%
AutoNation, Inc.	3,718,400	40,345
Gap, Inc.	660,000	18,289
Regis Corp.	1,790,000	33,115
Sherwin-Williams Co.	650,000	13,637
Staples, Inc. (a)	500,000	8,135
The Limited, Inc.	763,300	12,915
United Rentals, Inc. (a)	140,000	2,803
		129,239
Textiles & Apparel - 0.1%
Kellwood Co.	181,700	3,879
TOTAL CONSUMER DISCRETIONARY		629,529
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.4%
Fleming Companies, Inc.	588,657	17,336
Food Products - 0.5%
Earthgrains Co.	487,500	10,969
International Multifoods Corp.	271,500	5,074
Sensient Technologies Corp.	170,500	3,069
		19,112
Household Products - 0.3%
Kimberly-Clark Corp.	192,900	11,458
Personal Products - 0.3%
Gillette Co.	418,900	11,880
Playtex Products, Inc. (a)	94,600	889
		12,769
Tobacco - 0.0%
DIMON, Inc.	57,300	514
TOTAL CONSUMER STAPLES		61,189
ENERGY - 6.8%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	541,500	21,276
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	747,300	$ 32,291
Helmerich & Payne, Inc.	593,600	30,410
National-Oilwell, Inc. (a)	548,200	21,681
Noble Drilling Corp. (a)	325,800	15,801
Transocean Sedco Forex, Inc.	240,000	13,027
Weatherford International, Inc.	303,674	17,683
		152,169
Oil & Gas - 3.2%
Amerada Hess Corp.	291,100	25,471
Chevron Corp.	61,700	5,958
Conoco, Inc. Class B	1,111,469	33,811
Devon Energy Corp.	124,800	7,364
Occidental Petroleum Corp.	665,300	20,039
Ocean Energy, Inc.	121,700	2,253
Spinnaker Exploration Co. (a)	261,000	11,876
Tosco Corp.	452,100	20,819
Triton Energy Ltd.	350,800	8,809
		136,400
TOTAL ENERGY		288,569
FINANCIALS - 15.4%
Banks - 7.4%
AmSouth Bancorp.	902,400	15,476
BancWest Corp.	617,100	15,397
Bank of America Corp.	536,000	30,016
Bank One Corp.	828,800	31,304
Comerica, Inc.	473,100	24,332
First Union Corp.	783,898	23,493
FleetBoston Financial Corp.	210,000	8,058
Hibernia Corp. Class A	938,900	15,323
KeyCorp	813,400	18,855
National City Corp.	683,300	18,593
Pacific Century Financial Corp.	582,700	13,052
PNC Financial Services Group, Inc.	519,500	33,804
Silicon Valley Bancshares (a)	300,000	7,518
SouthTrust Corp.	300,800	14,303
SunTrust Banks, Inc.	305,900	19,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Synovus Finanical Corp.	261,800	$ 7,535
Wachovia Corp.	232,500	14,136
		310,620
Diversified Financials - 3.2%
Charles Schwab Corp.	107,200	2,123
Citigroup, Inc.	338,024	16,614
Fannie Mae	587,100	47,121
Freddie Mac	737,100	48,501
Moody's Corp.	706,900	22,197
		136,556
Insurance - 2.2%
ACE Ltd.	506,800	18,093
Allmerica Financial Corp.	212,800	10,746
Commerce Group, Inc.	237,200	8,169
Conseco, Inc.	204,800	3,897
LandAmerica Financial Group, Inc.	200,000	6,000
MetLife, Inc.	604,000	17,516
Protective Life Corp.	594,900	17,799
UnumProvident Corp.	362,600	10,845
		93,065
Real Estate - 2.6%
Apartment Investment & Management Co. Class A	235,800	10,512
Arden Realty Group, Inc.	437,700	10,973
AvalonBay Communities, Inc.	232,200	10,542
CenterPoint Properties Trust	185,000	8,621
Duke-Weeks Realty Corp.	409,200	9,428
Equity Office Properties Trust	250,000	7,138
Kimco Realty Corp.	232,000	10,208
Mack-Cali Realty Corp.	416,400	11,151
MeriStar Hospitality Corp.	556,600	11,188
Public Storage, Inc.	403,800	10,995
Reckson Associates Realty Corp.	348,000	8,181
		108,937
TOTAL FINANCIALS		649,178
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	371,400	12,015
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	466,400	$ 18,274
Hillenbrand Industries, Inc.	431,000	21,766
Steris Corp. (a)	108,900	1,980
		54,035
Health Care Providers & Services - 0.4%
Tenet Healthcare Corp. (a)	430,700	19,226
TOTAL HEALTH CARE		73,261
INDUSTRIALS - 30.7%
Aerospace & Defense - 1.0%
GenCorp, Inc. (c)	2,684,600	32,269
General Dynamics Corp.	150,000	11,562
		43,831
Air Freight & Couriers - 0.2%
United Parcel Service, Inc. Class B	177,500	10,197
Airlines - 0.2%
AMR Corp. (a)	100,000	3,811
Delta Air Lines, Inc.	100,000	4,403
		8,214
Building Products - 4.2%
American Standard Companies, Inc. (a)	1,919,600	115,652
Crane Co.	802,900	22,594
Elcor Corp.	605,200	9,532
Masco Corp.	1,240,000	28,520
		176,298
Commercial Services & Supplies - 12.0%
Arbitron, Inc. (a)	292,742	6,112
Banta Corp.	707,600	18,468
Ceridian Corp. (a)	1,463,710	26,347
Covanta Energy Corp. (a)	1,560,900	28,877
Deluxe Corp.	1,220,600	31,723
Dun & Bradstreet Corp. (a)	645,900	17,937
eFunds Corp.	1,202,959	23,458
H&R Block, Inc.	149,800	8,239
Herman Miller, Inc.	532,400	14,135
IMS Health, Inc.	827,400	22,712
Iron Mountain, Inc. (a)	712,000	25,739
John H. Harland Co. (c)	2,199,700	47,777
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	455,100	$ 14,722
Pitney Bowes, Inc.	198,300	7,549
R.R. Donnelley & Sons Co.	1,332,200	37,088
Republic Services, Inc. (a)	5,828,700	104,917
Waste Management, Inc.	2,843,622	69,413
		505,213
Construction & Engineering - 0.5%
Fluor Corp. New	409,600	21,590
Electrical Equipment - 1.8%
AMETEK, Inc.	1,535,200	42,387
Artesyn Technologies, Inc. (a)	486,200	7,371
Sensormatic Electronics Corp. (a)	819,000	11,876
Thermo Electron Corp. (a)	590,400	15,563
		77,197
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	117,900	4,356
Textron, Inc.	625,000	33,138
		37,494
Machinery - 6.2%
Albany International Corp. Class A (a)(c)	1,443,830	28,617
Aptargroup, Inc.	397,000	12,537
Caterpillar, Inc.	90,000	4,518
Eaton Corp.	518,900	38,196
Harsco Corp. (c)	2,430,300	68,777
Ingersoll-Rand Co.	771,500	36,261
ITT Industries, Inc.	239,900	10,572
Kennametal, Inc.	459,048	15,043
Pentair, Inc.	875,380	26,935
Terex Corp. (a)	698,600	13,693
UNOVA, Inc. (a)	2,530,100	8,096
		263,245
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	698,600	20,539
CNF, Inc.	1,425,400	43,703
CSX Corp.	1,014,700	35,586
Landstar System, Inc. (a)	127,437	8,322
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	1,509,810	$ 29,804
Union Pacific Corp.	130,000	7,396
		145,350
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	200,000	7,756
TOTAL INDUSTRIALS		1,296,385
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Motorola, Inc.	200,000	3,110
Computers & Peripherals - 0.2%
Apple Computer, Inc. (a)	286,200	7,295
Dell Computer Corp. (a)	60,000	1,574
		8,869
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	303,800	8,506
Avnet, Inc.	80,000	2,041
Diebold, Inc.	417,600	13,610
Kent Electronics Corp. (a)	348,200	7,521
		31,678
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	84,000	6,048
Unisys Corp. (a)	1,274,200	15,341
		21,389
Semiconductor Equipment & Products - 0.5%
Axcelis Technologies, Inc.	328,828	4,936
Fairchild Semiconductor International, Inc. Class A (a)	306,800	5,553
Integrated Device Technology, Inc. (a)	270,000	10,576
		21,065
Software - 0.8%
Computer Associates International, Inc.	832,200	26,789
J.D. Edwards & Co. (a)	658,300	5,201
		31,990
TOTAL INFORMATION TECHNOLOGY		118,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 9.8%
Chemicals - 4.8%
Crompton Corp.	2,953,176	$ 29,916
Dow Chemical Co.	169,520	5,670
Engelhard Corp.	741,100	19,054
Ferro Corp.	1,582,700	33,031
Georgia Gulf Corp.	135,300	2,485
International Flavors & Fragrances, Inc.	160,600	3,970
Millennium Chemicals, Inc.	670,000	11,256
Monsanto Co.	450,000	13,928
Omnova Solutions, Inc. (c)	3,064,000	19,855
PolyOne Corp.	3,619,600	30,586
Praxair, Inc.	580,700	27,485
W.R. Grace & Co. (a)	2,374,000	3,893
		201,129
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	262,810	12,081
Containers & Packaging - 0.8%
Bemis Co., Inc.	848,900	31,927
Temple-Inland, Inc.	56,100	2,861
		34,788
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	1,184,800	8,674
Alcoa, Inc.	256,600	10,623
Allegheny Technologies, Inc.	748,630	13,655
Massey Energy Corp.	529,600	11,921
Newmont Mining Corp.	681,300	12,420
Nucor Corp.	250,900	12,728
Phelps Dodge Corp.	510,000	22,817
Ryerson Tull, Inc.	525,041	5,744
Steel Dynamics, Inc. (a)	226,500	3,248
		101,830
Paper & Forest Products - 1.5%
Boise Cascade Corp.	120,000	4,198
Bowater, Inc.	216,700	10,510
Georgia-Pacific Group	593,575	19,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Mead Corp.	610,000	$ 17,202
Weyerhaeuser Co.	240,000	13,567
		64,774
TOTAL MATERIALS		414,602
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	634,400	26,619
BroadWing, Inc. (a)	666,600	16,532
Citizens Communications Co. (a)	1,899,700	21,847
SBC Communications, Inc.	630,000	25,988
		90,986
UTILITIES - 5.6%
Electric Utilities - 4.6%
Ameren Corp.	486,800	20,431
American Electric Power Co., Inc.	510,000	25,163
Cinergy Corp.	192,300	6,669
CMS Energy Corp.	660,000	20,658
DPL, Inc.	630,200	19,530
DTE Energy Co.	524,200	21,974
Exelon Corp.	20,000	1,381
FPL Group, Inc.	140,000	8,386
Northeast Utilities	445,600	7,954
PPL Corp.	390,000	21,450
Public Service Enterprise Group, Inc.	200,000	9,288
Reliant Resources, Inc.	19,000	570
Southern Co.	842,500	19,706
Xcel Energy, Inc.	265,300	8,277
		191,437
Gas Utilities - 0.6%
KeySpan Corp.	329,200	13,069
NiSource, Inc.	392,800	11,694
		24,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
SCANA Corp.	629,700	$ 17,669
TOTAL UTILITIES		233,869
TOTAL COMMON STOCKS (Cost $3,608,801)		3,855,669
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	110,000	3,493
FINANCIALS - 0.3%
Diversified Financials - 0.3%
Union Pacific Capital Trust $3.125 TIDES (d)	268,000	12,864
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. $2.375	681,200	11,486
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,719)		27,843
Cash Equivalents - 7.8%

Fidelity Cash Central Fund, 4.70% (b)	317,183,701	317,184
Fidelity Securities Lending Cash Central Fund, 4.59% (b)	13,596,800	13,597
TOTAL CASH EQUIVALENTS (Cost $330,781)		330,781
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,987,301)		4,214,293
NET OTHER ASSETS - 0.1%		2,866
NET ASSETS - 100%		$ 4,217,159
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,864,000 or 0.3% of net assets.

Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,987,783,000. Net unrealized appreciation aggregated $226,510,000, of which $628,767,000 related to appreciated investment securities and $402,257,000 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $290,713,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,148) (cost $3,987,301) - See accompanying schedule		$ 4,214,293
Cash		654
Receivable for investments sold		20,979
Receivable for fund shares sold		27,234
Dividends receivable		3,239
Interest receivable		1,014
Other receivables		29
Total assets		4,267,442
Liabilities
Payable for investments purchased	$ 27,980
Payable for fund shares redeemed	6,757
Accrued management fee	1,593
Other payables and accrued expenses	356
Collateral on securities loaned, at value	13,597
Total liabilities		50,283
Net Assets		$ 4,217,159
Net Assets consist of:
Paid in capital		$ 4,260,851
Undistributed net investment income		16,532
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,227)
Net unrealized appreciation (depreciation) on investments		227,003
Net Assets, for 83,982 shares outstanding		$ 4,217,159
Net Asset Value, offering price and redemption price per share ($4,217,159 ÷ 83,982 shares)		$50.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends (including $4,585 received from affiliated issuers)		$ 33,324
Interest		5,240
Security lending		13
Total income		38,577
Expenses
Management fee Basic fee	$ 10,299
Performance adjustment	(3,654)
Transfer agent fees	3,810
Accounting and security lending fees	299
Non-interested trustees' compensation	4
Custodian fees and expenses	31
Registration fees	101
Audit	44
Legal	9
Miscellaneous	12
Total expenses before reductions	10,955
Expense reductions	(759)	10,196
Net investment income		28,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $(13,506) on sales of investments in affiliated issuers)		3,532
Change in net unrealized appreciation (depreciation) on investment securities		606,484
Net gain (loss)		610,016
Net increase (decrease) in net assets resulting from operations		$ 638,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 28,381	$ 69,342
Net realized gain (loss)	3,532	(290,361)
Change in net unrealized appreciation (depreciation)	606,484	224,104
Net increase (decrease) in net assets resulting from operations	638,397	3,085
Distributions to shareholders From net investment income	(71,057)	(66,630)
From net realized gain	-	(512,953)
Total distributions	(71,057)	(579,583)
Share transactions Net proceeds from sales of shares	1,248,603	1,082,047
Reinvestment of distributions	68,403	556,334
Cost of shares redeemed	(886,911)	(2,520,733)
Net increase (decrease) in net assets resulting from share transactions	430,095	(882,352)
Total increase (decrease) in net assets	997,435	(1,458,850)
Net Assets
Beginning of period	3,219,724	4,678,574
End of period (including undistributed net investment income of $16,532 and $60,966, respectively)	$ 4,217,159	$ 3,219,724
Other Information Shares
Sold	26,126	25,524
Issued in reinvestment of distributions	1,569	13,008
Redeemed	(18,958)	(59,664)
Net increase (decrease)	8,737	(21,132)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 42.79	$ 48.54	$ 51.90	$ 60.74	$ 54.99	$ 48.12
Income from Invest- ment Operations
Net investment income D	.36	.80	.76	.60	.58	.70
Net realized and unrealized gain (loss)	8.02	(.20)	3.58	(1.01)	11.62	8.38
Total from investment operations	8.38	.60	4.34	(.41)	12.20	9.08
Less Distributions
From net investment income	(.95)	(.73)	(.55)	(.48)	(.53)	(.48)
From net realized gain	-	(5.62)	(7.15)	(7.95)	(5.92)	(1.73)
Total distributions	(.95)	(6.35)	(7.70)	(8.43)	(6.45)	(2.21)
Net asset value, end of period	$ 50.22	$ 42.79	$ 48.54	$ 51.90	$ 60.74	$ 54.99
Total Return B, C	19.92%	1.24%	9.24%	(1.33)%	24.31%	19.44%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,217	$ 3,220	$ 4,679	$ 5,892	$ 7,855	$ 6,934
Ratio of expenses to average net assets	.62% A	.51%	.56%	.63%	.68%	.89%
Ratio of expenses to average net assets after expense reductions	.58% A, E	.48% E	.54% E	.61% E	.66% E	.88% E
Ratio of net invest- ment income to average net assets	1.61% A	1.87%	1.50%	1.06%	1.01%	1.34%
Portfolio turnover rate	65% A	48%	50%	36%	56%	112%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transaction, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Foreign Currency Contracts - continued

foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,291,367,000 and $1,094,115,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $137,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $696,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $63,000 under this arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Albany International Corp. Class A	$ 2,310	$ -	$ -	$ 28,617
AMETEK, Inc.	-	15,696	234	-
CNF, Inc.	-	18,780	257	-
Consolidated Stores Corp.	-	2,017	-	-
Deluxe Corp.	-	22,569	1,435	-
Ferro Corp.	-	25,650	692	-
GenCorp, Inc.	-	-	161	32,269
John H. Harland Co.	-	-	330	47,777
Harsco Corp.	-	18,579	1,170	68,777
Omnova Solutions, Inc.	-	-	306	19,855
UNOVA, Inc.	-	3,599	-	-
TOTALS	$ 2,310	$ 106,890	$ 4,585	$ 197,295

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Richard B. Fentin, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

VAL-SANN-0601 134505
1.703562.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com